UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07732

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: March 31, 2014

Date of reporting period: September 30, 2013

ITEM 1. REPORTS TO STOCKHOLDERS.

SEMI-ANNUAL REPORT

AllianceBernstein

Global High Income Fund

(NYSE: AWF)

September 30, 2013

Semi-Annual Report

Investment Products Offered

• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein’s website at www.alliancebernstein.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. AllianceBernstein publishes full portfolio holdings for the Fund monthly at www.alliancebernstein.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AllianceBernstein family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the manager of the funds.

AllianceBernstein® and the AB Logo are registered trademarks and service marks used by permission of the owner, AllianceBernstein L.P.

November 15, 2013

Semi-Annual Report

This report provides management’s discussion of fund performance for AllianceBernstein Global High Income Fund, Inc. (the “Fund”) for the semi-annual reporting period ended September 30, 2013. The Fund is a closed-end fund that trades on the New York Stock Exchange.

Investment Objective and Policies

The Fund seeks high current income, and secondarily, capital appreciation. The Fund invests without limit in securities denominated in non-U.S. currencies as well as those denominated in the U.S. dollar. The Fund may also invest, without limit, in sovereign debt securities issued by emerging and developed nations and in debt securities of U.S. and non-U.S. corporate issuers. For more information regarding the Fund’s risks, please see “Disclosures and Risks” on pages 3-4 and “Note E—Risks Involved in Investing in the Fund” of the Notes to Financial Statements on pages 93-95.

Investment Results

The table on page 5 shows the Fund’s performance compared with its blended benchmark and its components for the six- and 12-month periods ended September 30, 2013. The blended benchmark is composed of equal weightings of the JPMorgan Government Bond Index-Emerging Markets (“JPM GBI-EM”) (local currency-denominated), the JPMorgan Emerging Markets Bond Index Global (“JPM EMBI Global”), and the Barclays U.S. Corporate High Yield (“HY”) 2% Issuer Capped Index. Individual performance for each of these indices is also included for both time periods.

The Fund outperformed the blended benchmark for the six- and 12-month periods, primarily due to an overweight in high yield, which outperformed both U.S. dollar-denominated and local emerging market debt. Security selection within the Fund’s high-yield positions, particularly in technology and consumer cyclical industries, was positive for the six- and 12-month periods. Security selection in the Fund’s financial and non-cyclical holdings also contributed for the 12-month period. An allocation to commercial mortgage-backed securities, investment-grade and emerging market corporates, and high yield bank loans were also additive. Non-agency mortgage exposure contributed for the 12-month period. Currency exposure, particularly a long position in the Australian dollar, South African rand, U.S. dollar and Mexican peso all contributed. A short position in the Japanese yen also contributed for the annual period, while a short position in the British pound and a long position in the Hungarian forint detracted for the six- and 12-month periods.

The Fund utilized derivatives including futures for hedging purposes and currency forwards for hedging and investment purposes, which detracted from performance during both periods; purchased options and interest rate swaps for hedging purposes, and credit default swaps for hedging and investment purposes, which added to returns for both periods; and written options for hedging purposes, which had a positive impact during the six-month period and a negative impact during the 12-month period.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	1

Market Review and Investment Strategy

The policy direction of the U.S. Federal Reserve (the “Fed”) continued to be a primary driver of market behavior for the 12-month period ended September 30, 2013. In the weeks leading into September, the conventional wisdom was that the Fed was prepared to begin scaling back its massive bond-purchasing program at its mid-month meeting. However, defying market expectations, the Fed surprised investors by announcing that its reflationary policies would remain in place for at least another month and, quite possibly, into next year, bolstering market returns.

Most global fixed-income markets declined during the six-month period, with the exception of high-yield corporates, which continued to be supported by positive fundamentals (leverage, earnings and revenue), low default rates and investors reaching for yield. Fundamentals within the financials sector remained favorable, as firms continued to deleverage. Companies in the industrial space, however, continued to exhibit mid- to late-cycle behavior with rising industrial leverage.

Within emerging markets, both U.S. dollar-denominated and local emerging market debt declined during the six-month period. Adverse political developments, a decline in emerging market growth and the specter of rising rates all had a negative impact. Yet, in the view of the Fund’s Management Team (the “Team”), re-pricing of emerging market debt has created opportunities within the sector, as U.S. dollar-denominated sovereign valuations look more attractive. The Team remains cautious of higher-volatility issuers and anticipates greater differentiation between those countries that have successfully implemented reforms (e.g., Mexico) and those that have not (e.g., Venezuela). U.S. dollar-denominated corporate debt remains attractive to the Team, which continues to find value across various sectors within the emerging corporate market.

2	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

DISCLOSURES AND RISKS

AllianceBernstein Global High Income Fund Shareholder Information

Weekly comparative net asset value (“NAV”) and market price information about the Fund is published each Saturday in Barron’s and in other newspapers in a table called “Closed End Funds”. Daily NAV and market price information, and additional information regarding the Fund, is available at www.alliancebernstein.com and www.nyse.com. For additional shareholder information regarding this Fund, please see page 100.

Benchmark Disclosure

The unmanaged JPM® GBI-EM (local currency-denominated), the JPM® EMBI Global, and the Barclays U.S. Corporate HY 2% Issuer Capped Index do not reflect fees and expenses associated with the active management of a mutual fund portfolio. The JPM GBI-EM represents the performance of local currency government bonds issued by emerging markets. The JPM EMBI Global (market-capitalization weighted) represents the performance of U.S. dollar-denominated Brady bonds, Eurobonds, and trade loans issued by sovereign and quasi-sovereign entities. The Barclays U.S. Corporate HY 2% Issuer Capped Index is the 2% Issuer Capped component of the U.S. Corporate High Yield Index, which represents the performance of fixed income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity. An investor cannot invest directly in an index, and its results are not indicative of the performance of any specific investment, including the Fund.

A Word About Risk

Market Risk: The value of the Fund’s assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

Interest Rate Risk: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Below Investment Grade Securities: Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond market generally and less secondary market liquidity.

Inflation Risk: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater if the Fund invests a significant portion of its assets in fixed-income securities with longer maturities.

(Disclosures, Risks and Note about Historical Performance continued on next page)

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	3

Disclosures and Risks

DISCLOSURES AND RISKS

(continued from previous page)

Foreign (Non-U.S.) Risk: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Emerging Market Risk: Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Leverage Risk: To the extent the Fund uses leveraging techniques, its NAV may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Fund’s investments.

Diversification Risk: The Fund may have more risk because it is “non-diversified”, meaning that it can invest more of its assets in a smaller number of issuers and that adverse changes in the value of one security could have a more significant effect on the Fund’s NAV.

Derivatives Risk: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.

Management Risk: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

The Fund may invest in mortgage-backed and/or other asset-backed securities, including securities backed by mortgages and assets with an international or emerging markets origination and securities backed by non-performing loans at the time of investment. Investments in mortgage-backed and other asset-backed securities are subject to certain additional risks. The value of these securities may be particularly sensitive to changes in interest rates. These risks include “extension risk”, which is the risk that, in periods of rising interest rates, issuers may delay the payment of principal, and “prepayment risk”, which is the risk that, in periods of falling interest rates, issuers may pay principal sooner than expected, exposing the Fund to a lower rate of return upon reinvestment of principal. Mortgage-backed securities offered by nongovernmental issuers and other asset-backed securities may be subject to other risks, such as higher rates of default in the mortgages or assets backing the securities or risks associated with the nature and servicing of mortgages or assets backing the securities.

These risks are fully discussed in the Fund’s prospectus.

An Important Note About Historical Performance

The performance on the following page represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. All fees and expenses related to the operation of the Fund have been deducted. Performance assumes reinvestment of distributions and does not account for taxes.

4	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Disclosures and Risks

HISTORICAL PERFORMANCE

THE FUND VS. ITS BENCHMARKS PERIODS ENDED SEPTEMBER 30, 2013 (unaudited)	Returns
	6 Months	12 Months
AllianceBernstein Global High Income Fund (NAV)	0.59%	8.51%

Blended Benchmark: 33% JPM GBI-EM /33% JPM EMBI Global/33% Barclays U.S. Corporate HY 2% Issuer Capped Index	-3.10%	0.50%

JPM GBI-EM (local currency-denominated)	-4.98%	-1.22%

JPM EMBI Global	-5.25%	-4.34%

Barclays U.S. Corporate HY 2% Issuer Capped Index	0.81%	7.14%

The Fund’s market price per share on September 30, 2013 was $15.03. The Fund’s NAV per share on September 30, 2013 was $15.17. For additional financial highlights, please see pages 97-98.

See Disclosures, Risks and Note about Historical Performance on pages 3-4.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	5

Historical Performance

PORTFOLIO SUMMARY

September 30, 2013 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $1,308.2

*	All data are as of September 30, 2013. The Fund’s security type is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” securities type weightings represents 0.8% or less in the following security types: Asset-Backed Securities, Common Stocks, Governments - Sovereign Bonds, Inflation-Linked Securities, Local Governments - Regional Bonds, Options Purchased - Puts and Warrants.

6	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio Summary

PORTFOLIO SUMMARY

September 30, 2013 (unaudited)

*	All data are as of September 30, 2013. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.8% or less in the following countries: Australia, Austria, Bahrain, Barbados, Belgium, Bermuda, Chile, China, Colombia, Costa Rica, Croatia, Denmark, El Salvador, Ghana, Greece, Hong Kong, India, Indonesia, Italy, Ivory Coast, Jamaica, Japan, Kazakhstan, Macau, Mexico, Nigeria, Norway, Peru, Philippines, Portugal, Serbia, Singapore, Spain, Sweden, Switzerland, United Arab Emirates, Uruguay and Virgin Islands (BVI).

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	7

Portfolio Summary

PORTFOLIO OF INVESTMENTS

September 30, 2013 (unaudited)

		Principal Amount (000)	U.S. $ Value

CORPORATES – NON-INVESTMENT GRADES – 61.8%
Industrial – 52.7%
Basic – 4.7%
Ainsworth Lumber Co., Ltd. 7.50%, 12/15/17(a)(b)	U.S.$	506	$543,318
AK Steel Corp. 8.75%, 12/01/18		868	946,120
Aleris International, Inc. 7.625%, 2/15/18		1,932	2,018,940
7.875%, 11/01/20		1,570	1,621,025
ArcelorMittal 6.75%, 2/25/22(a)		2,500	2,631,250
Arch Coal, Inc. 7.00%, 6/15/19(a)		693	537,075
7.25%, 6/15/21(a)		1,156	872,780
Ashland, Inc. 4.75%, 8/15/22		501	469,688
Axiall Corp. 4.875%, 5/15/23(b)		194	183,815
Calcipar SA 6.875%, 5/01/18(b)		735	766,238
Celanese US Holdings LLC 6.625%, 10/15/18		408	440,640
Commercial Metals Co. 6.50%, 7/15/17		1,927	2,081,160
Consol Energy, Inc. 8.25%, 4/01/20		2,175	2,332,687
Eagle Spinco, Inc. 4.625%, 2/15/21(b)		139	133,440
GrafTech International Ltd. 6.375%, 11/15/20		375	378,750
Hexion US Finance Corp. 6.625%, 4/15/20		900	900,000
Huntsman International LLC 8.625%, 3/15/21		2,060	2,286,600
James River Coal Co. 7.875%, 4/01/19		251	79,065
JMC Steel Group, Inc. 8.25%, 3/15/18(b)		810	791,775
Magnetation LLC/Mag Finance Corp. 11.00%, 5/15/18(b)		4,141	4,016,770
Molycorp, Inc. 3.25%, 6/15/16(a)		909	627,210
10.00%, 6/01/20		1,455	1,451,362
Momentive Performance Materials, Inc. 8.875%, 10/15/20		1,888	1,982,400

8	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

NOVA Chemicals Corp. 5.25%, 8/01/23(b)	U.S.$	636	$637,590
8.625%, 11/01/19(a)		1,426	1,575,730
Novelis, Inc./GA 8.75%, 12/15/20		3,098	3,400,055
Orion Engineered Carbons Bondco GmbH 9.625%, 6/15/18(b)		848	937,040
Peabody Energy Corp. 6.00%, 11/15/18		626	624,435
6.25%, 11/15/21(a)		1,499	1,454,030
PetroLogistics LP/PetroLogistics Finance Corp. 6.25%, 4/01/20(b)		528	517,440
Polymer Group, Inc. 7.75%, 2/01/19		3,500	3,740,625
Polypore International, Inc. 7.50%, 11/15/17(a)		590	625,400
PQ Corp. 8.75%, 5/01/18(b)		1,792	1,912,960
Rain CII Carbon LLC/CII Carbon Corp. 8.00%, 12/01/18(b)		1,211	1,223,110
8.25%, 1/15/21(b)		400	402,000
Ryerson, Inc. / Joseph T Ryerson & Son, Inc. 9.00%, 10/15/17		2,250	2,328,750
11.25%, 10/15/18		1,432	1,478,540
Smurfit Kappa Acquisitions 7.75%, 11/15/19(b)	EUR	1,535	2,252,183
SPCM SA 6.00%, 1/15/22(b)	U.S.$	400	402,000
Steel Dynamics, Inc. 6.125%, 8/15/19		225	234,563
6.375%, 8/15/22		1,266	1,310,310
7.625%, 3/15/20		1,200	1,297,500
Thompson Creek Metals Co., Inc. 9.75%, 12/01/17		964	1,045,940
TPC Group, Inc. 8.75%, 12/15/20(b)		2,767	2,829,257
United States Steel Corp. 6.65%, 6/01/37		1,137	929,497
US Coatings Acquisition, Inc./Axalta Coating Systems Dutch Holding B BV 5.75%, 2/01/21(b)	EUR	388	526,218
7.375%, 5/01/21(a)(b)	U.S.$	1,291	1,349,095
Verso Paper Holdings LLC/Verso Paper, Inc. 8.75%, 2/01/19(a)		688	227,040

			61,353,416

Capital Goods – 5.7%
American Builders & Contractors Supply Co., Inc. 5.625%, 4/15/21(b)		265	260,694

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	9

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Ardagh Glass Finance PLC 8.75%, 2/01/20(b)	EUR	860	$1,181,112
Ardagh Packaging Finance PLC 7.375%, 10/15/17(b)	U.S.$	230	246,100
9.25%, 10/15/20(b)	EUR	427	602,264
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. 5.00%, 11/15/22(b)		492	640,642
7.375%, 10/15/17(b)		1,500	2,157,038
B/E Aerospace, Inc. 6.875%, 10/01/20	U.S.$	1,236	1,350,330
BC Mountain LLC/BC Mountain Finance, Inc. 7.00%, 2/01/21(b)		699	693,758
Befesa Zinc SAU Via Zinc Capital SA 8.875%, 5/15/18(b)	EUR	450	644,287
Berry Plastics Corp. 9.75%, 1/15/21	U.S.$	1,525	1,761,375
Bombardier, Inc. 5.75%, 3/15/22(b)		1,550	1,538,375
6.125%, 1/15/23(b)		325	325,000
7.75%, 3/15/20(b)		1,266	1,430,580
Crown European Holdings SA 7.125%, 8/15/18(b)	EUR	305	439,440
Frigoglass Finance BV 8.25%, 5/15/18(a)(b)		338	484,754
GenCorp, Inc. 7.125%, 3/15/21(b)	U.S.$	603	631,643
Graphic Packaging International, Inc. 7.875%, 10/01/18		899	979,910
Griffon Corp. 7.125%, 4/01/18		718	761,080
HD Supply, Inc. 7.50%, 7/15/20(b)		950	984,437
11.50%, 7/15/20		1,297	1,546,672
HeidelbergCement Finance Luxembourg SA 8.50%, 10/31/19(b)	EUR	1,330	2,233,369
Huntington Ingalls Industries, Inc. 6.875%, 3/15/18	U.S.$	640	688,000
7.125%, 3/15/21		632	680,980
KraussMaffei Group GmbH 8.75%, 12/15/20(b)	EUR	228	332,355
KUKA AG 8.75%, 11/15/17(b)		1,038	1,574,103
Lafarge SA 7.125%, 7/15/36	U.S.$	800	814,000
Manitowoc Co., Inc. (The) 8.50%, 11/01/20(a)		2,168	2,411,900

10	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Masco Corp. 5.95%, 3/15/22	U.S.$	640	$670,400
6.125%, 10/03/16		1,825	2,018,906
Milacron LLC/Mcron Finance Corp. 7.75%, 2/15/21(b)		794	819,805
Nortek, Inc. 8.50%, 4/15/21		1,924	2,092,350
OI European Group BV 6.75%, 9/15/20(b)	EUR	1,000	1,531,426
Plastipak Holdings, Inc. 6.50%, 10/01/21(b)	U.S.$	846	854,460
Ply Gem Industries, Inc. 8.25%, 2/15/18		1,252	1,339,640
Rexam PLC 6.75%, 6/29/67(b)	EUR	2,020	2,842,067
Rexel SA 5.125%, 6/15/20(b)	U.S.$	564	782,083
5.25%, 6/15/20(b)		1,108	1,080,300
6.125%, 12/15/19(b)		845	864,013
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 7.875%, 8/15/19		2,080	2,288,000
8.50%, 5/15/18(c)		1,800	1,881,000
9.00%, 4/15/19		1,153	1,210,650
9.875%, 8/15/19		1,762	1,911,770
RSI Home Products, Inc. 6.875%, 3/01/18(b)		1,239	1,279,267
Sealed Air Corp. 6.50%, 12/01/20(b)		557	583,458
6.875%, 7/15/33(b)		1,201	1,110,925
8.125%, 9/15/19(b)		1,159	1,292,285
8.375%, 9/15/21(b)		713	807,473
Sequa Corp. 7.00%, 12/15/17(b)		858	858,000
Silver II Borrower/Silver II US Holdings LLC 7.75%, 12/15/20(b)		3,159	3,245,872
SRA International, Inc. 11.00%, 10/01/19		1,200	1,248,000
Summit Materials LLC/Summit Materials Finance Corp. 10.50%, 1/31/20		999	1,053,945
Terex Corp. 6.00%, 5/15/21		639	646,189
Textron Financial Corp. 6.00%, 2/15/67(b)		575	508,156
TransDigm, Inc. 5.50%, 10/15/20		1,005	984,900
7.75%, 12/15/18		2,600	2,769,000

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	11

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

United Rentals North America, Inc. 8.25%, 2/01/21	U.S.$	650	$721,500
8.375%, 9/15/20(a)		2,587	2,865,102
10.25%, 11/15/19		2,400	2,712,000
USG Corp. 6.30%, 11/15/16		650	687,375
Wienerberger AG 6.50%, 2/09/17	EUR	1,100	1,370,126

			74,324,641

Communications - Media – 5.4%
Allbritton Communications Co. 8.00%, 5/15/18	U.S.$	1,674	1,801,642
Arqiva Broadcast Finance PLC 9.50%, 3/31/20(b)	GBP	1,550	2,684,946
CCO Holdings LLC/CCO Holdings Capital Corp. 5.75%, 1/15/24	U.S.$	335	316,575
6.50%, 4/30/21		195	197,925
7.375%, 6/01/20		720	777,600
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125%, 12/15/21(b)		1,846	1,739,855
6.375%, 9/15/20(b)		851	868,020
Clear Channel Communications, Inc. 7.25%, 10/15/27		671	456,280
9.00%, 12/15/19-3/01/21		1,943	1,889,565
10.75%, 8/01/16		1,360	1,220,600
Clear Channel Worldwide Holdings, Inc. 6.50%, 11/15/22		555	563,325
Series A 7.625%, 3/15/20		300	307,500
Series B 6.50%, 11/15/22		1,560	1,591,200
7.625%, 3/15/20(a)		1,600	1,652,000
Columbus International, Inc. 11.50%, 11/20/14(b)		4,160	4,472,000
Crown Media Holdings, Inc. 10.50%, 7/15/19		1,506	1,682,955
Cumulus Media Holdings, Inc. 7.75%, 5/01/19		929	963,838
Dex Media, Inc. 12.00%, 1/29/17(d)		1,190	785,488
DigitalGlobe, Inc. 5.25%, 2/01/21(b)		362	345,710
Gannett Co., Inc. 6.375%, 10/15/23(b)		1,300	1,288,118

12	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Griffey Intermediate, Inc./Griffey Finance Sub LLC 7.00%, 10/15/20(b)	U.S.$	1,196	$897,000
Hughes Satellite Systems Corp. 7.625%, 6/15/21		2,323	2,503,032
Intelsat Jackson Holdings SA 5.50%, 8/01/23(b)		2,140	2,000,900
Intelsat Luxembourg SA 7.75%, 6/01/21(b)		50	51,750
8.125%, 6/01/23(b)		475	501,125
LIN Television Corp. 6.375%, 1/15/21		640	640,000
8.375%, 4/15/18		750	798,750
Local TV Finance LLC 9.25%, 6/15/15(b)		1,286	1,299,113
McClatchy Co. (The) 9.00%, 12/15/22		1,098	1,158,390
Nexstar Broadcasting, Inc. 6.875%, 11/15/20(b)		663	674,603
Norcell 1B AB 12.40%, 12/01/19(b)(d)	EUR	2,272	3,188,274
Numericable Finance & Co., SCA 12.375%, 2/15/19(a)(b)		950	1,529,397
RR Donnelley & Sons Co. 7.25%, 5/15/18	U.S.$	1,998	2,207,790
Sinclair Television Group, Inc. 5.375%, 4/01/21		750	712,500
6.125%, 10/01/22		1,866	1,852,005
8.375%, 10/15/18(a)		660	722,700
Sirius XM Radio, Inc. 5.25%, 8/15/22(b)		238	229,670
5.875%, 10/01/20(b)		1,329	1,338,967
Technicolor SA 5.75%, 9/25/15(e)(f)	EUR	975	660
Telenet Finance III Luxembourg SCA 6.625%, 2/15/21(b)		2,200	3,125,083
Townsquare Radio LLC/Townsquare Radio, Inc. 9.00%, 4/01/19(b)	U.S.$	3,634	3,861,125
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 7.50%, 3/15/19(b)		487	525,960
7.50%, 3/15/19(b)	EUR	537	785,071
Univision Communications, Inc. 6.75%, 9/15/22(b)	U.S.$	2,871	3,028,905
6.875%, 5/15/19(b)		800	850,000
8.50%, 5/15/21(b)		1,815	1,987,425
UPC Holding BV 8.375%, 8/15/20(b)	EUR	1,000	1,470,548

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	13

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

UPCB Finance III Ltd. 6.625%, 7/01/20(b)	U.S.$	1,105	$1,171,300
UPCB Finance V Ltd. 7.25%, 11/15/21(b)		480	523,200
UPCB Finance VI Ltd. 6.875%, 1/15/22(b)		620	657,200
Valassis Communications, Inc. 6.625%, 2/01/21		600	592,500
Virgin Media Finance PLC 7.00%, 4/15/23(b)	GBP	439	719,950
8.375%, 10/15/19	U.S.$	2,300	2,495,500
XM Satellite Radio, Inc. 7.625%, 11/01/18(b)		775	861,955

			70,567,490

Communications - Telecommunications – 2.5%
Cincinnati Bell, Inc. 8.25%, 10/15/17		1,250	1,302,500
8.375%, 10/15/20		223	235,823
Clearwire Communications LLC/Clearwire Finance, Inc. 12.00%, 12/01/15(b)		1,220	1,276,425
Cricket Communications, Inc. 7.75%, 10/15/20		1,250	1,415,625
Crown Castle International Corp. 7.125%, 11/01/19		1,500	1,608,750
Data & Audio Visual Enterprises Wireless, Inc. 9.50%, 4/29/18(g)	CAD	1,175	1,083,685
eAccess Ltd. 8.25%, 4/01/18(b)	U.S.$	1,626	1,776,405
Eircom Finance Ltd. 9.25%, 5/15/20(a)(b)	EUR	545	737,303
Frontier Communications Corp. 7.625%, 4/15/24	U.S.$	450	450,000
9.00%, 8/15/31		1,000	980,000
InterXion Holding NV 6.00%, 7/15/20(b)	EUR	201	277,476
Level 3 Communications, Inc. 8.875%, 6/01/19	U.S.$	781	835,670
Level 3 Financing, Inc. 7.00%, 6/01/20		1,930	1,949,300
8.625%, 7/15/20		923	1,008,377
MetroPCS Wireless, Inc. 6.625%, 11/15/20		1,055	1,093,244
7.875%, 9/01/18		1,300	1,405,625
Mobile Challenger Intermediate Group SA 8.75%, 3/15/19(b)(d)	CHF	450	496,988
8.75%, 3/15/19(b)(d)	EUR	400	544,311

14	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

PAETEC Holding Corp. 9.875%, 12/01/18	U.S.$	1,480	$1,646,500
SBA Telecommunications, Inc. 5.75%, 7/15/20		626	621,305
Sprint Capital Corp. 6.875%, 11/15/28		200	178,500
Sprint Communications, Inc. 6.00%, 11/15/22		1,350	1,242,000
Sprint Corp. 7.25%, 9/15/21(b)		833	841,330
7.875%, 9/15/23(b)		1,700	1,734,000
Sunrise Communications Holdings SA 8.50%, 12/31/18(b)	EUR	1,400	2,040,623
tw telecom holdings, Inc. 6.375%, 9/01/23(b)	U.S.$	1,565	1,557,175
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125%, 9/01/20(b)		1,084	1,132,780
Windstream Corp. 6.375%, 8/01/23		840	768,600
7.50%, 4/01/23		675	666,562
7.75%, 10/01/21(a)		1,715	1,770,737
8.125%, 9/01/18(a)		610	655,750

			33,333,369

Consumer Cyclical - Automotive – 2.4%
Accuride Corp. 9.50%, 8/01/18(a)		1,386	1,444,905
Affinia Group, Inc. 7.75%, 5/01/21(b)		2,067	2,118,675
Allison Transmission, Inc. 7.125%, 5/15/19(b)		1,836	1,950,750
Commercial Vehicle Group, Inc. 7.875%, 4/15/19		1,084	1,084,000
Cooper Tire & Rubber Co. 8.00%, 12/15/19		930	949,762
Dana Holding Corp. 5.375%, 9/15/21		270	265,275
6.00%, 9/15/23		833	826,752
6.50%, 2/15/19		300	318,750
6.75%, 2/15/21		326	346,375
Delphi Corp. 5.875%, 5/15/19		559	593,239
6.125%, 5/15/21		419	457,758
Exide Technologies 8.625%, 2/01/18(f)		2,574	1,866,150
Gestamp Funding Luxembourg SA 5.625%, 5/31/20(b)		645	638,550
5.875%, 5/31/20(b)	EUR	244	334,222

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	15

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Goodyear Tire & Rubber Co. (The) 7.00%, 3/15/28	U.S.$	400	$396,000
8.75%, 8/15/20		343	393,593
Meritor, Inc. 6.75%, 6/15/21		1,175	1,163,250
8.125%, 9/15/15		640	700,800
10.625%, 3/15/18		412	444,960
Navistar International Corp. 8.25%, 11/01/21		2,403	2,433,037
Schaeffler Finance BV 8.50%, 2/15/19(b)		1,425	1,588,875
Schaeffler Holding Finance BV 6.875%, 8/15/18(b)(d)		2,697	2,824,797
6.875%, 8/15/18(b)(d)	EUR	711	1,007,565
Servus Luxembourg Holding SCA 7.75%, 6/15/18(b)		1,342	1,843,121
Tenneco, Inc. 6.875%, 12/15/20	U.S.$	2,335	2,533,475
7.75%, 8/15/18		410	440,750
Titan International, Inc. 6.875%, 10/01/20(b)		836	842,270
7.875%, 10/01/17(b)		594	632,313
UCI International, Inc. 8.625%, 2/15/19		1,002	1,022,040

			31,462,009

Consumer Cyclical - Entertainment – 0.7%
Activision Blizzard, Inc. 5.625%, 9/15/21(b)		636	636,795
6.125%, 9/15/23(b)		382	383,910
AMC Entertainment, Inc. 9.75%, 12/01/20		780	889,200
ClubCorp Club Operations, Inc. 10.00%, 12/01/18		2,000	2,215,000
Greektown Holdings LLC 10.75%, 12/01/13(e)(h)(i)		915	– 0	–
Liberty Interactive LLC 3.75%, 2/15/30		931	550,454
New Cotai LLC/New Cotai Capital Corp. 10.625%, 5/01/19(b)(d)		1,000	1,000,000
Pinnacle Entertainment, Inc. 8.75%, 5/15/20		271	296,745
Regal Entertainment Group 5.75%, 6/15/23(a)		1,064	1,002,820
5.75%, 2/01/25		560	516,600
9.125%, 8/15/18		1,434	1,584,570

			9,076,094

16	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Consumer Cyclical - Other – 2.9%
Beazer Homes USA, Inc. 7.50%, 9/15/21(b)	U.S.$	761	$749,897
Boyd Gaming Corp. 9.00%, 7/01/20		1,970	2,137,450
Caesars Entertainment Operating Co., Inc. 10.00%, 12/15/18		700	367,500
11.25%, 6/01/17		435	441,525
Chester Downs & Marina LLC/Chester Downs Finance Corp. 9.25%, 2/01/20(a)(b)		1,028	1,035,710
Choice Hotels International, Inc. 5.75%, 7/01/22		154	159,390
CityCenter Holdings LLC/CityCenter Finance Corp. 7.625%, 1/15/16		2,956	3,096,410
Isle of Capri Casinos, Inc. 7.75%, 3/15/19		1,335	1,401,750
8.875%, 6/15/20		1,277	1,328,080
KB Home 7.50%, 9/15/22		23	23,920
9.10%, 9/15/17		1,250	1,440,625
Lennar Corp. Series B 6.50%, 4/15/16		2,600	2,808,000
Levi Strauss & Co. 6.875%, 5/01/22		251	266,060
M/I Homes, Inc. 8.625%, 11/15/18		2,360	2,537,000
Marina District Finance Co., Inc. 9.50%, 10/15/15(a)		809	848,439
9.875%, 8/15/18(a)		1,980	2,148,300
MCE Finance Ltd. 5.00%, 2/15/21(b)		1,400	1,351,000
MGM Resorts International 6.625%, 7/15/15		1,480	1,594,700
7.625%, 1/15/17(a)		1,200	1,341,000
PulteGroup, Inc. 7.875%, 6/15/32		1,400	1,414,000
PVH Corp. 7.375%, 5/15/20		950	1,035,500
Royal Caribbean Cruises Ltd. 6.875%, 12/01/13		1,000	1,006,250
Ryland Group, Inc. (The) 6.625%, 5/01/20		1,800	1,863,000
Shea Homes LP/Shea Homes Funding Corp. 8.625%, 5/15/19		1,619	1,780,900

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	17

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Standard Pacific Corp. 8.375%, 5/15/18	U.S.$	500	$565,000
10.75%, 9/15/16		528	630,960
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 7.75%, 4/15/20(b)		841	918,792
Wolverine World Wide, Inc. 6.125%, 10/15/20		501	519,788
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75%, 8/15/20		3,100	3,479,750

			38,290,696

Consumer Cyclical - Restaurants – 0.1%
Burger King Corp. 9.875%, 10/15/18		1,360	1,526,600

Consumer Cyclical - Retailers – 2.0%
Asbury Automotive Group, Inc. 8.375%, 11/15/20		901	993,352
Brighthouse Group PLC 7.875%, 5/15/18(b)	GBP	1,303	2,154,252
Burlington Coat Factory Warehouse Corp. 10.00%, 2/15/19	U.S.$	1,260	1,401,750
Burlington Holdings LLC/Burlington Holding Finance, Inc. 9.00%, 2/15/18(b)(d)		380	390,450
Cash America International, Inc. 5.75%, 5/15/18(b)		1,198	1,162,060
CST Brands, Inc. 5.00%, 5/01/23(b)		229	215,833
Gymboree Corp. (The) 9.125%, 12/01/18(a)		2,650	2,590,375
J Crew Group, Inc. 8.125%, 3/01/19		1,704	1,795,590
JC Penney Corp., Inc. 6.375%, 10/15/36(a)		829	578,228
7.40%, 4/01/37		600	415,500
L Brands, Inc. 5.625%, 2/15/22		417	427,425
6.90%, 7/15/17		893	1,009,090
7.60%, 7/15/37		1,000	1,003,750
Michaels Stores, Inc. 7.75%, 11/01/18		1,300	1,397,500
Murphy Oil USA, Inc. 6.00%, 8/15/23(b)		716	712,420
Phones4u Finance PLC 9.50%, 4/01/18(a)(b)	GBP	1,750	3,017,225

18	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Rite Aid Corp. 8.00%, 8/15/20	U.S.$	1,325	$1,480,687
10.25%, 10/15/19		348	391,500
Sally Holdings LLC/Sally Capital, Inc. 5.75%, 6/01/22(a)		1,779	1,783,447
Sonic Automotive, Inc. 5.00%, 5/15/23		2,015	1,843,725
William Carter Co. (The) 5.25%, 8/15/21(b)		562	562,000
YCC Holdings LLC/Yankee Finance, Inc. 10.25%, 2/15/16(d)		310	317,750

			25,643,909

Consumer Non-Cyclical – 8.7%
ACCO Brands Corp. 6.75%, 4/30/20		1,353	1,354,691
Agrokor DD 8.875%, 2/01/20(b)		343	363,720
9.875%, 5/01/19(b)	EUR	1,181	1,774,263
Air Medical Group Holdings, Inc. 9.25%, 11/01/18	U.S.$	1,670	1,795,250
Alere, Inc. 7.25%, 7/01/18		765	826,200
8.625%, 10/01/18		2,405	2,591,387
Bausch & Lomb, Inc. 9.875%, 11/01/15(a)		1,683	1,693,519
Biomet, Inc. 6.50%, 8/01/20-10/01/20		2,149	2,195,406
Boparan Finance PLC 9.875%, 4/30/18(b)	GBP	1,500	2,659,043
Capsugel FinanceCo SCA 9.875%, 8/01/19(b)	EUR	1,850	2,778,077
Care UK Health & Social Care PLC 9.75%, 8/01/17	GBP	1,200	2,008,265
9.75%, 8/01/17(b)		1,700	2,848,455
Catalent Pharma Solutions, Inc. 7.875%, 10/15/18	U.S.$	1,640	1,652,300
Cerba European Lab SAS 7.00%, 2/01/20(b)	EUR	1,979	2,730,836
CHS/Community Health Systems, Inc. 7.125%, 7/15/20	U.S.$	2,647	2,673,470
8.00%, 11/15/19		296	310,430
Constellation Brands, Inc. 6.00%, 5/01/22		824	877,560
ConvaTec Healthcare E SA 10.50%, 12/15/18(b)		1,504	1,699,520
Cott Beverages, Inc. 8.125%, 9/01/18		275	297,688
8.375%, 11/15/17		600	626,250

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	19

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Del Monte Corp. 7.625%, 2/15/19	U.S.$	635	$658,813
Elior Finance & Co. Sca 6.50%, 5/01/20(b)	EUR	270	381,338
Elizabeth Arden, Inc. 7.375%, 3/15/21	U.S.$	1,259	1,347,130
Elli Finance UK PLC 8.75%, 6/15/19(b)	GBP	476	836,097
Endo Health Solutions, Inc. 7.00%, 7/15/19	U.S.$	470	484,100
7.25%, 1/15/22		635	654,050
Envision Healthcare Corp. 8.125%, 6/01/19		2,466	2,663,280
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc. 9.875%, 2/01/20(b)		211	227,880
First Quality Finance Co., Inc. 4.625%, 5/15/21(b)		3,247	2,946,652
Goodyear Dunlop Tires Europe BV 6.75%, 4/15/19(b)	EUR	925	1,338,983
Grifols, Inc. 8.25%, 2/01/18	U.S.$	1,401	1,504,324
HCA Holdings, Inc. 7.75%, 5/15/21(a)		2,000	2,127,500
HCA, Inc. 6.50%, 2/15/16		290	314,288
Health Management Associates, Inc. 7.375%, 1/15/20		1,984	2,173,720
Healthcare Technology Intermediate, Inc. 7.375%, 9/01/18(b)(d)		1,475	1,506,344
Holding Medi-Partenaires SAS 7.00%, 5/15/20(b)	EUR	735	985,654
Hologic, Inc. 6.25%, 8/01/20	U.S.$	241	250,941
IASIS Healthcare LLC/IASIS Capital Corp. 8.375%, 5/15/19		3,672	3,809,700
IDH Finance PLC 6.00%, 12/01/18(b)	GBP	455	739,362
Jaguar Holding Co. I 9.375%, 10/15/17(b)(d)	U.S.$	1,207	1,276,402
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 9.50%, 12/01/19(b)		1,699	1,909,251
Jarden Corp. 7.50%, 1/15/20		687	744,536
Kinetic Concepts, Inc./KCI USA, Inc. 10.50%, 11/01/18		1,500	1,655,625
MPH Intermediate Holding Co. 2 8.375%, 8/01/18(b)(d)		2,424	2,483,085

20	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

New Albertsons, Inc. 7.45%, 8/01/29(a)	U.S.$	4,005	$3,214,012
Par Pharmaceutical Cos., Inc 7.375%, 10/15/20(b)		1,607	1,647,175
Party City Holdings, Inc. 8.875%, 8/01/20(b)		2,023	2,174,725
Picard Bondco SA 9.00%, 10/01/18(b)	EUR	1,500	2,216,983
Pilgrim’s Pride Corp. 7.875%, 12/15/18	U.S.$	1,445	1,571,437
Pinnacle Merger Sub, Inc. 9.50%, 10/01/23(b)		1,255	1,291,081
Post Holdings, Inc. 7.375%, 2/15/22		1,400	1,471,750
7.375%, 2/15/22(b)		325	341,656
Priory Group No 3 PLC 7.00%, 2/15/18(b)	GBP	1,000	1,663,420
R&R Pik PLC 9.25%, 5/15/18(b)(d)	EUR	1,668	2,329,892
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 9.50%, 6/15/19(b)	U.S.$	680	741,200
Serta Simmons Holdings LLC 8.125%, 10/01/20(a)(b)		1,499	1,570,202
Smithfield Foods, Inc. 7.75%, 7/01/17(a)		2,000	2,275,000
Spectrum Brands Escrow Corp. 6.375%, 11/15/20(b)		338	352,365
6.625%, 11/15/22(b)		560	581,000
Spectrum Brands, Inc. 6.75%, 3/15/20		1,150	1,221,875
Stater Bros Holdings, Inc. 7.375%, 11/15/18		700	740,250
STHI Holding Corp. 8.00%, 3/15/18(b)		425	457,938
Sun Merger Sub, Inc. 5.25%, 8/01/18(b)		814	834,350
5.875%, 8/01/21(b)		1,666	1,688,907
Sun Products Corp. (The) 7.75%, 3/15/21(b)		217	199,640
TeamSystem Holding SpA 7.375%, 5/15/20(b)	EUR	600	799,534
Tenet Healthcare Corp. 6.25%, 11/01/18	U.S.$	881	940,468
6.875%, 11/15/31		375	317,813
8.125%, 4/01/22(b)		3,250	3,392,187
United Surgical Partners International, Inc. 9.00%, 4/01/20		1,119	1,228,103

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	21

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Valeant Pharmaceuticals International 6.375%, 10/15/20(b)	U.S.$	1,325	$1,378,000
7.00%, 10/01/20(b)		3,000	3,180,000
7.25%, 7/15/22(b)		635	676,275
7.50%, 7/15/21(b)		490	527,975
Visant Corp. 10.00%, 10/01/17		1,385	1,288,050
Voyage Care Bondco PLC 6.50%, 8/01/18(b)	GBP	1,200	1,923,253
Voyager Learning Exchange 8.375%, 12/01/14(e)(h)(i)	U.S.$	1,550	– 0	–
VWR Funding, Inc. 7.25%, 9/15/17		949	1,001,195
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC 7.75%, 9/15/18		1,356	1,471,260

			113,484,356

Energy – 6.8%
Antero Resources Finance Corp. 7.25%, 8/01/19		312	329,160
Athlon Holdings LP/Athlon Finance Corp. 7.375%, 4/15/21(b)		2,197	2,240,940
ATP Oil & Gas Corp./United States 11.875%, 5/01/15(f)		1,000	6,250
Atwood Oceanics, Inc. 6.50%, 2/01/20		540	565,650
Basic Energy Services, Inc. 7.75%, 2/15/19		1,200	1,212,000
Berry Petroleum Co. 6.375%, 9/15/22		1,863	1,872,315
Bill Barrett Corp. 7.625%, 10/01/19		834	850,680
Bluewater Holding BV 3.268%, 7/17/14(b)(j)		2,300	2,282,750
Bonanza Creek Energy, Inc. 6.75%, 4/15/21		199	200,990
Bristow Group, Inc. 6.25%, 10/15/22		729	758,160
CGG 9.50%, 5/15/16		514	540,343
Chaparral Energy, Inc. 7.625%, 11/15/22		2,278	2,312,170
CHC Helicopter SA 9.25%, 10/15/20		2,703	2,878,695
9.375%, 6/01/21		1,741	1,732,295
Cie Generale de Geophysique – Veritas 6.50%, 6/01/21		1,000	1,020,000

22	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Cimarex Energy Co. 5.875%, 5/01/22	U.S.$	1,793	$1,810,930
Citgo Petroleum Corp. 11.50%, 7/01/17(b)		2,919	3,203,602
Continental Resources, Inc./OK 7.125%, 4/01/21		724	809,070
Denbury Resources, Inc. 4.625%, 7/15/23		1,575	1,441,125
6.375%, 8/15/21		518	550,375
Diamondback Energy, Inc. 7.625%, 10/01/21(b)		812	828,240
Energy XXI Gulf Coast, Inc. 7.75%, 6/15/19		1,100	1,144,000
9.25%, 12/15/17		2,000	2,220,000
EP Energy LLC/EP Energy Finance, Inc. 9.375%, 5/01/20		1,505	1,693,125
EP Energy LLC/Everest Acquisition Finance, Inc. 6.875%, 5/01/19		971	1,036,543
Era Group, Inc. 7.75%, 12/15/22		950	952,375
Expro Finance Luxembourg SCA 8.50%, 12/15/16(b)		840	880,950
Forest Oil Corp. 7.25%, 6/15/19(a)		2,535	2,535,000
Golden Close Maritime Corp., Ltd. 11.00%, 12/09/15		1,206	1,272,418
Hercules Offshore, Inc. 10.50%, 10/15/17(b)		625	661,719
Hornbeck Offshore Services, Inc. 5.875%, 4/01/20		1,570	1,585,700
Key Energy Services, Inc. 6.75%, 3/01/21		2,466	2,441,340
Laredo Petroleum, Inc. 7.375%, 5/01/22		1,099	1,164,940
Linn Energy LLC/Linn Energy Finance Corp. 6.75%, 11/01/19(b)(c)		2,117	1,995,272
8.625%, 4/15/20		1,600	1,654,000
Milestone Aviation Group Ltd. (The) 8.625%, 12/15/17(b)		831	872,550
Northern Oil and Gas, Inc. 8.00%, 6/01/20		1,594	1,597,985
Oasis Petroleum, Inc. 6.875%, 3/15/22(b)		2,299	2,425,445
Offshore Group Investment Ltd. 7.125%, 4/01/23		1,283	1,250,925
7.50%, 11/01/19		2,176	2,290,240
Oil States International, Inc. 6.50%, 6/01/19		1,374	1,456,440

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	23

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Pacific Drilling SA 5.375%, 6/01/20(b)	U.S.$	1,783	$1,738,425
PDC Energy, Inc. 7.75%, 10/15/22		1,032	1,093,920
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II 6.50%, 5/15/21(b)		2,372	2,238,575
8.375%, 6/01/20		1,900	1,976,000
Perpetual Energy, Inc. 8.75%, 3/15/18(b)	CAD	1,800	1,668,851
Petroleum Geo-Services ASA 7.375%, 12/15/18(b)	U.S.$	1,429	1,550,465
PHI, Inc. 8.625%, 10/15/18		1,250	1,317,187
Pioneer Energy Services Corp. 9.875%, 3/15/18		1,397	1,508,760
Precision Drilling Corp. 6.50%, 12/15/21		738	771,210
Quicksilver Resources, Inc. 7.125%, 4/01/16		1,448	1,375,600
Resolute Energy Corp. 8.50%, 5/01/20		1,246	1,283,380
Sanchez Energy Corp. 7.75%, 6/15/21(b)		1,016	990,600
SandRidge Energy, Inc. 8.75%, 1/15/20		1,850	1,961,000
Seitel, Inc. 9.50%, 4/15/19		905	909,525
SESI LLC 6.375%, 5/01/19		358	378,585
7.125%, 12/15/21		1,260	1,376,550
Seven Generations Energy Ltd. 8.25%, 5/15/20(b)		2,090	2,157,925
Tervita Corp. 8.00%, 11/15/18(b)		2,137	2,145,014
9.75%, 11/01/19(b)		1,039	950,685
Tesoro Corp. 9.75%, 6/01/19		480	524,400
W&T Offshore, Inc. 8.50%, 6/15/19(a)		1,500	1,590,000
Whiting Petroleum Corp. 5.75%, 3/15/21(b)		1,000	1,022,500

			89,105,864

Other Industrial – 2.2%
Algeco Scotsman Global Finance PLC 8.50%, 10/15/18(a)(b)		1,012	1,070,190
9.00%, 10/15/18(a)(b)	EUR	633	907,735

24	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

B456 Systems, Inc. 3.75%, 4/15/16(e)(f)	U.S.$	955	$630,300
Briggs & Stratton Corp. 6.875%, 12/15/20		398	430,835
Exova PLC 10.50%, 10/15/18(b)	GBP	1,044	1,808,441
Interline Brands, Inc. 10.00%, 11/15/18(d)	U.S.$	1,662	1,815,735
Interline Brands, Inc./NJ 7.50%, 11/15/18		1,753	1,855,989
Laureate Education, Inc. 9.25%, 9/01/19(b)		4,233	4,571,640
Liberty Tire Recycling LLC 11.00%, 10/01/16(b)		2,800	2,849,000
Mueller Water Products, Inc. 7.375%, 6/01/17		1,181	1,210,525
8.75%, 9/01/20		489	537,790
NANA Development Corp. 9.50%, 3/15/19(b)		835	839,175
New Enterprise Stone & Lime Co., Inc. 11.00%, 9/01/18		1,709	1,016,855
13.00%, 3/15/18(b)(d)		785	812,609
Pipe Holdings PLC 9.50%, 11/01/15(b)	GBP	1,216	2,067,208
Safway Group Holding LLC/Safway Finance Corp. 7.00%, 5/15/18(b)	U.S.$	2,204	2,237,060
Trionista Holdco GmbH 5.00%, 4/30/20(b)	EUR	473	643,987
Trionista TopCo GmbH 6.875%, 4/30/21(b)		466	647,765
Wendel SA 4.375%, 8/09/17		1,100	1,553,613
Zachry Holdings, Inc. 7.50%, 2/01/20(b)	U.S.$	1,250	1,287,500

			28,793,952

Services – 2.2%
ADT Corp. (The) 3.50%, 7/15/22		1,450	1,225,834
4.125%, 6/15/23		666	594,246
6.25%, 10/15/21(b)		477	484,155
Carlson Wagonlit BV 6.875%, 6/15/19(b)		1,026	1,036,260
Cerved Group SpA 6.375%, 1/15/20(b)	EUR	272	375,335
8.00%, 1/15/21(b)		305	422,935
Goodman Networks, Inc. 12.125%, 7/01/18(b)	U.S.$	820	865,100
13.125%, 7/01/18(b)(c)		1,200	1,266,000

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	25

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Gtech Spa 8.25%, 3/31/66(b)	EUR	3,304	$4,794,325
Live Nation Entertainment, Inc. 7.00%, 9/01/20(b)	U.S.$	740	772,375
Mobile Mini, Inc. 7.875%, 12/01/20		1,175	1,277,812
Monitronics International, Inc. 9.125%, 4/01/20		850	890,375
Sabre Holdings Corp. 8.35%, 3/15/16(c)		906	987,540
Sabre, Inc. 8.50%, 5/15/19(b)		2,570	2,778,812
Service Corp. International/US 6.75%, 4/01/16(j)		1,485	1,609,369
7.50%, 4/01/27		1,500	1,590,000
ServiceMaster Co./TN 7.00%, 8/15/20		2,176	2,056,320
8.00%, 2/15/20		849	840,510
Travelport LLC 10.875%, 9/01/16(b)	EUR	922	1,209,908
11.875%, 9/01/16(a)	U.S.$	1,051	1,035,235
Travelport LLC/Travelport Holdings, Inc. 6.386%, 3/01/16(b)(j)		129	124,708
13.875%, 3/01/16(b)(d)		874	909,454
West Corp. 7.875%, 1/15/19		1,400	1,508,500
8.625%, 10/01/18		161	175,088

			28,830,196

Technology – 4.7%
Advanced Micro Devices, Inc. 8.125%, 12/15/17(a)		1,345	1,405,525
Alcatel-Lucent USA, Inc. 8.875%, 1/01/20(b)		601	634,055
Amkor Technology, Inc. 6.375%, 10/01/22		2,681	2,560,355
Aspect Software, Inc. 10.625%, 5/15/17		2,126	2,120,685
Avaya, Inc. 7.00%, 4/01/19(b)		294	274,890
10.50%, 3/01/21(b)		3,715	3,037,012
BMC Software Finance, Inc. 8.125%, 7/15/21(a)(b)		1,599	1,658,962
Brightstar Corp. 7.25%, 8/01/18(b)		837	816,075
9.50%, 12/01/16(b)		1,833	1,915,485
CDW LLC/CDW Finance Corp. 8.00%, 12/15/18		1,130	1,240,175
8.50%, 4/01/19(a)		2,357	2,604,485
12.535%, 10/12/17		171	177,840

26	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Ceridian Corp. 8.875%, 7/15/19(b)	U.S.$	1,321	$1,512,545
11.00%, 3/15/21(b)		1,165	1,348,488
11.25%, 11/15/15		1,521	1,536,210
CommScope, Inc. 8.25%, 1/15/19(b)		3,300	3,605,250
Compiler Finance Sub, Inc. 7.00%, 5/01/21(b)		411	402,780
CoreLogic, Inc./United States 7.25%, 6/01/21		260	276,900
CPI International, Inc. 8.00%, 2/15/18		1,768	1,829,880
DCP LLC/DCP Corp. 10.75%, 8/15/15(b)		1,705	1,764,675
Eagle Midco, Inc. 9.00%, 6/15/18(b)		1,919	1,928,595
Epicor Software Corp. 8.625%, 5/01/19		1,804	1,925,770
First Data Corp. 6.75%, 11/01/20(b)		421	433,630
7.375%, 6/15/19(b)		2,145	2,246,887
8.25%, 1/15/21(b)		250	258,125
11.25%, 3/31/16(a)		2,116	2,116,000
12.625%, 1/15/21		1,200	1,320,000
Freescale Semiconductor, Inc. 5.00%, 5/15/21(b)		747	711,518
9.25%, 4/15/18(b)		737	797,803
10.125%, 12/15/16(a)		610	625,250
Infor US, Inc. 9.375%, 4/01/19		2,190	2,447,325
10.00%, 4/01/19	EUR	793	1,196,183
Interactive Data Corp. 10.25%, 8/01/18	U.S.$	2,300	2,547,250
Iron Mountain, Inc. 8.375%, 8/15/21		1,096	1,178,200
MMI International Ltd. 8.00%, 3/01/17(b)		1,131	1,131,000
NXP BV/NXP Funding LLC 5.75%, 2/15/21-3/15/23(b)		1,592	1,592,780
Sanmina Corp. 7.00%, 5/15/19(a)(b)		700	736,750
Sensata Technologies BV 6.50%, 5/15/19(b)		2,000	2,150,000
Serena Software, Inc. 10.375%, 3/15/16		377	378,885
Sitel LLC/Sitel Finance Corp. 11.00%, 8/01/17(b)		1,000	1,067,500
Sophia LP/Sophia Finance, Inc. 9.75%, 1/15/19(b)		490	531,650

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	27

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

SunGard Data Systems, Inc. 6.625%, 11/01/19	U.S.$	407	$415,140
7.625%, 11/15/20		1,600	1,712,000
Syniverse Holdings, Inc. 9.125%, 1/15/19		813	876,008
Viasystems, Inc. 7.875%, 5/01/19(b)		1,044	1,109,250

			62,155,771

Transportation - Airlines – 0.4%
Air Canada 6.75%, 10/01/19(b)		1,300	1,293,500
8.75%, 4/01/20(b)		1,054	1,066,385
Northwest Airlines Pass Through Trust Series 2000-1, Class G 7.15%, 10/01/19(j)		749	800,069
UAL Pass Through Trust Series 2007-1, Class A 6.636%, 7/02/22		1,504	1,564,193

			4,724,147

Transportation - Services – 1.3%
America West Airlines Pass Through Trust Series 1999-1, Class G 7.93%, 1/02/19		1,317	1,389,774
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.50%, 4/01/23		745	687,262
8.25%, 1/15/19(a)		625	678,125
Avis Budget Finance PLC 6.00%, 3/01/21(b)	EUR	530	725,457
CEVA Group PLC 8.375%, 12/01/17(b)	U.S.$	1,350	1,360,125
EC Finance PLC 9.75%, 8/01/17(b)	EUR	1,363	2,005,279
Hapag-Lloyd AG 9.75%, 10/15/17(a)(b)	U.S.$	1,250	1,309,375
Hertz Corp. (The) 5.875%, 10/15/20		1,055	1,086,650
6.25%, 10/15/22(a)		475	490,437
6.75%, 4/15/19		2,187	2,312,752
LBC Tank Terminals Holding Netherlands BV 6.875%, 5/15/23 (b)		1,793	1,801,965
Oshkosh Corp. 8.50%, 3/01/20		341	375,953
Overseas Shipholding Group, Inc. 8.125%, 3/30/18(f)		1,200	1,029,000

28	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Swift Services Holdings, Inc. 10.00%, 11/15/18	U.S.$	1,627	$1,805,970

			17,058,124

			689,730,634

Financial Institutions – 6.4%
Banking – 2.0%
ABN AMRO Bank NV 4.31%, 3/10/16	EUR	2,295	2,967,869
Ally Financial, Inc. 6.75%, 12/01/14	U.S.$	1	996
8.00%, 11/01/31(a)		1,479	1,645,388
Bank of America Corp. Series U 5.20%, 6/01/23		3,051	2,669,625
Barclays Bank PLC 7.625%, 11/21/22		2,085	2,066,756
7.70%, 4/25/18(b)		974	1,043,578
7.75%, 4/10/23		588	602,700
BBVA International Preferred SAU 4.952%, 9/20/16	EUR	1,650	1,919,694
Series F 9.10%, 10/21/14	GBP	550	903,751
HT1 Funding GmbH 6.352%, 6/30/17	EUR	1,550	1,813,834
LBG Capital No.1 PLC 8.00%, 6/15/20(b)	U.S.$	4,650	4,860,645
Regions Bank/Birmingham AL 6.45%, 6/26/37		1,500	1,569,090
Royal Bank of Scotland Group PLC Series U 7.64%, 9/29/17		50	47,500
SNS Bank NV 11.25%, 0/ /0(e)(h)(i)	EUR	620	– 0	–
UT2 Funding PLC 5.321%, 6/30/16		1,293	1,672,199
Zions Bancorporation 5.80%, 6/15/23(a)	U.S.$	1,800	1,575,000

			25,358,625

Brokerage – 0.4%
E*TRADE Financial Corp. 6.375%, 11/15/19		1,685	1,794,525
6.75%, 6/01/16		1,778	1,893,570
GFI Group, Inc. 9.625%, 7/19/18		1,300	1,303,250
Lehman Brothers Holdings, Inc. 6.875%, 5/02/18(i)		1,690	447,850

			5,439,195

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	29

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Finance – 1.1%
Creditcorp 12.00%, 7/15/18(b)	U.S.$	1,300	$1,274,000
ILFC E-Capital Trust II 6.25%, 12/21/65(b)		2,000	1,820,000
iStar Financial, Inc. Series B 5.70%, 3/01/14		1,675	1,700,125
Oxford Finance LLC/Oxford Finance Co-Issuer, Inc. 7.25%, 1/15/18(b)		759	776,077
Peninsula Gaming LLC/Peninsula Gaming Corp. 8.375%, 2/15/18(b)		996	1,075,680
Residential Capital LLC 9.625%, 5/15/15(f)		720	818,444
SLM Corp. 5.50%, 1/15/19		2,496	2,471,684
7.25%, 1/25/22		2,082	2,118,435
8.00%, 3/25/20		233	251,640
TMX Finance LLC/TitleMax Finance Corp. 8.50%, 9/15/18(b)		1,246	1,302,070

			13,608,155

Insurance – 1.0%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC 7.875%, 12/15/20(b)		1,047	1,067,940
American Equity Investment Life Holding Co. 6.625%, 7/15/21		1,946	2,014,110
CNO Financial Group, Inc. 6.375%, 10/01/20(b)		200	209,000
Genworth Holdings, Inc. 6.15%, 11/15/66		750	656,250
Hartford Financial Services Group, Inc. 8.125%, 6/15/38		631	715,396
Hockey Merger Sub 2, Inc. 7.875%, 10/01/21(b)		1,300	1,301,625
Liberty Mutual Group, Inc. 7.80%, 3/15/37(b)		1,250	1,350,000
Onex USI Acquisition Corp. 7.75%, 1/15/21(b)		2,421	2,421,000
XL Group PLC Series E 6.50%, 4/15/17		4,000	3,830,000

			13,565,321

Other Finance – 1.8%
Aviation Capital Group Corp. 6.75%, 4/06/21(b)		650	686,116
7.125%, 10/15/20(b)		2,489	2,704,514
CNG Holdings, Inc./OH 9.375%, 5/15/20(b)		2,615	2,418,875

30	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Gardner Denver, Inc. 6.875%, 8/15/21(a)(b)	U.S.$	6,292	$6,213,350
Harbinger Group, Inc. 7.875%, 7/15/19(b)		2,739	2,834,865
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 8.00%, 1/15/18		2,865	3,001,087
iPayment Holdings, Inc. 15.00%, 11/15/18(d)		1,338	759,511
iPayment, Inc. 10.25%, 5/15/18		2,439	1,731,690
Speedy Cash Intermediate Holdings Corp. 10.75%, 5/15/18(b)		1,166	1,227,215
Speedy Group Holdings Corp. 12.00%, 11/15/17(b)		1,760	1,830,400

			23,407,623

REITS – 0.1%
Felcor Lodging LP 5.625%, 3/01/23		1,802	1,682,618

			83,061,537

Utility – 2.7%
Electric – 1.8%
AES Corp./VA 4.875%, 5/15/23		340	317,900
7.375%, 7/01/21		700	770,000
Calpine Corp. 7.875%, 7/31/20-1/15/23(b)		1,688	1,801,946
EDP Finance BV 4.90%, 10/01/19(b)		148	146,150
5.875%, 2/01/16(b)	EUR	731	1,040,852
6.00%, 2/02/18(b)	U.S.$	2,055	2,126,925
Enel SpA 8.75%, 9/24/73(b)		982	999,560
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc. 10.00%, 12/01/20		1,020	1,074,825
10.00%, 12/01/20(b)		798	837,900
11.25%, 12/01/18(b)(d)		1,445	953,454
FirstEnergy Corp. Series C 7.375%, 11/15/31		1,579	1,595,060
GenOn Americas Generation LLC 8.50%, 10/01/21(a)		1,270	1,346,200
GenOn Energy, Inc. 7.875%, 6/15/17		1,080	1,166,400
9.50%, 10/15/18		1,450	1,631,250
9.875%, 10/15/20		1,200	1,323,000

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	31

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

NRG Energy, Inc. 6.625%, 3/15/23	U.S.$	1,620	$1,587,600
7.875%, 5/15/21		797	852,790
PPL Capital Funding, Inc. Series A 6.70%, 3/30/67		2,405	2,453,100
Techem Energy Metering Service GmbH & Co. KG 7.875%, 10/01/20(b)	EUR	234	348,502
Techem GmbH 6.125%, 10/01/19(b)		520	756,243
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. 11.50%, 10/01/20(b)	U.S.$	626	432,723

			23,562,380

Natural Gas – 0.9%
El Paso LLC Series G 7.75%, 1/15/32		1,524	1,557,964
Hiland Partners LP/Hiland Partners Finance Corp. 7.25%, 10/01/20(b)		377	393,022
Holly Energy Partners LP/Holly Energy Finance Corp. 6.50%, 3/01/20		1,317	1,356,510
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. 6.50%, 8/15/21		1,784	1,908,880
Regency Energy Partners LP/Regency Energy Finance Corp. 4.50%, 11/01/23(b)		1,221	1,105,005
5.50%, 4/15/23		1,373	1,318,080
Sabine Pass LNG LP 6.50%, 11/01/20(b)		757	768,355
7.50%, 11/30/16		2,150	2,365,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.875%, 2/01/21		960	1,024,800

			11,797,616

			35,359,996

Total Corporates – Non-Investment Grades (cost $775,909,422)			808,152,167

CORPORATES – INVESTMENT GRADES – 7.0%
Financial Institutions – 4.1%
Banking – 1.5%
Assured Guaranty Municipal Holdings, Inc. 6.40%, 12/15/66(a)(b)		656	570,720

32	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Banco Santander Chile 6.50%, 9/22/20(b)	CLP	1,488,500	$2,967,541
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands 8.375%, 7/26/16(b)	U.S.$	2,750	2,942,500
Credit Suisse AG 6.50%, 8/08/23(b)		1,963	2,017,766
Danske Bank A/S 5.914%, 6/16/14(b)		1,150	1,155,750
JPMorgan Chase & Co. Series Q 5.15%, 5/01/23		966	845,250
Morgan Stanley 10.09%, 5/03/17(b)	BRL	5,760	2,507,964
PNC Financial Services Group, Inc. (The) 6.75%, 8/01/21(a)	U.S.$	1,558	1,604,740
Royal Bank of Scotland PLC (The) Series 1 3.58%, 10/27/14(j)	AUD	1,500	1,376,988
UBS AG/Stamford CT 7.625%, 8/17/22	U.S.$	979	1,082,346
Wells Fargo & Co. Series K 7.98%, 3/15/18		2,000	2,200,000

			19,271,565

Finance – 0.3%
Air Lease Corp. 5.625%, 4/01/17		861	916,965
General Electric Capital Corp. Series A 7.125%, 6/15/22		1,200	1,305,000
HSBC Finance Capital Trust IX 5.911%, 11/30/35		1,905	1,943,100

			4,165,065

Insurance – 1.6%
AAI Ltd. 6.15%, 9/07/25	AUD	990	945,312
Series 3 6.75%, 9/23/24		1,000	951,754
American International Group, Inc. 6.82%, 11/15/37	U.S.$	1,425	1,712,990
AON Corp. 8.205%, 1/01/27		690	844,219
Aviva PLC 4.729%, 11/28/14	EUR	3,000	4,048,404
Genworth Holdings, Inc. 7.625%, 9/24/21	U.S.$	1,216	1,437,205
7.70%, 6/15/20		338	398,493

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	33

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Lincoln National Corp. 8.75%, 7/01/19	U.S.$	604	$782,645
MetLife, Inc. 10.75%, 8/01/39		2,350	3,454,500
Pacific Life Insurance Co. 9.25%, 6/15/39(b)		475	642,886
Swiss Re Capital I LP 6.854%, 5/25/16(b)		2,809	2,935,950
Transatlantic Holdings, Inc. 8.00%, 11/30/39		1,261	1,548,640
ZFS Finance USA Trust V 6.50%, 5/09/37(b)		1,240	1,298,900

			21,001,898

Other Finance – 0.2%
IIRSA Norte Finance Ltd. 8.75%, 5/30/24(k)		2,422	2,809,789

REITS – 0.5%
DDR Corp. 7.875%, 9/01/20		1,800	2,203,160
EPR Properties 5.75%, 8/15/22		915	923,195
7.75%, 7/15/20		1,722	1,947,296
Senior Housing Properties Trust 6.75%, 12/15/21		1,350	1,479,704

			6,553,355

			53,801,672

Industrial – 2.4%
Basic – 1.7%
Basell Finance Co. BV 8.10%, 3/15/27(b)		1,240	1,565,751
Braskem Finance Ltd. 7.00%, 5/07/20(b)		1,800	1,899,000
CF Industries, Inc. 7.125%, 5/01/20		900	1,055,128
Georgia-Pacific LLC 8.875%, 5/15/31		366	505,641
GTL Trade Finance, Inc. 7.25%, 10/20/17(b)		1,338	1,478,490
LyondellBasell Industries NV 6.00%, 11/15/21		264	301,311
Plains Exploration & Production Co. 6.50%, 11/15/20		1,335	1,432,352
6.75%, 2/01/22		1,845	1,974,681
Southern Copper Corp. 7.50%, 7/27/35(a)		3,300	3,466,742
Vale Overseas Ltd. 6.875%, 11/21/36		4,756	4,823,507

34	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Westvaco Corp. 7.95%, 2/15/31	U.S.$	1,000	$1,154,994
Weyerhaeuser Co. 7.375%, 3/15/32		1,790	2,180,161

			21,837,758

Capital Goods – 0.2%
Mondi Consumer Packaging International AG 9.75%, 7/15/17(b)	EUR	856	1,285,424
Odebrecht Finance Ltd. 8.25%, 4/25/18(b)	BRL	1,332	498,831
Owens Corning 7.00%, 12/01/36(j)	U.S.$	1,340	1,424,167

			3,208,422

Communications - Media – 0.2%
Myriad International Holdings BV 6.00%, 7/18/20(b)	U.S.$	1,519	1,600,583
NBCUniversal Enterprise, Inc. 5.25%, 3/19/21(b)		1,401	1,386,990
Time Warner Cable, Inc. 4.50%, 9/15/42		282	206,188
5.875%, 11/15/40		218	185,534

			3,379,295

Communications - Telecommunications – 0.2%
Alltel Corp. 7.875%, 7/01/32		160	208,512
Qwest Corp. 6.50%, 6/01/17		610	687,545
6.875%, 9/15/33		1,570	1,520,853

			2,416,910

Consumer Cyclical - Other – 0.0%
Seminole Indian Tribe of Florida, Inc. 6.535%, 10/01/20(b)		240	256,800

Transportation - Airlines – 0.1%
Delta Air Lines Pass Through Trust Series 2007-1, Class A 6.821%, 8/10/22		867	963,983

			32,063,168

Non Corporate Sectors – 0.3%
Agencies - Not Government Guaranteed – 0.3%
Electricite de France SA 5.25%, 1/29/23(b)		654	616,395
Gazprom OAO Via Gaz Capital SA 9.25%, 4/23/19(b)		2,506	3,082,881

			3,699,276

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	35

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Utility – 0.2%
Electric – 0.1%
Dominion Resources, Inc./VA 7.50%, 6/30/66	U.S.$	758	$811,060

Natural Gas – 0.1%
Enterprise Products Operating LLC Series A 8.375%, 8/01/66		1,760	1,942,600

			2,753,660

Total Corporates – Investment Grades (cost $80,449,289)			92,317,776

COLLATERALIZED MORTGAGE OBLIGATIONS – 6.4%
Non-Agency Fixed Rate – 3.8%
Bear Stearns ARM Trust Series 2007-3, Class 1A1 2.872%, 5/25/47		584	471,677
Series 2007-4, Class 22A1 5.201%, 6/25/47		2,389	2,080,505
Chaseflex Trust Series 2007-1, Class 1A3 6.50%, 2/25/37		1,069	759,520
Citigroup Mortgage Loan Trust Series 2006-4, Class 2A1A 6.00%, 12/25/35		3,515	3,210,639
Series 2006-AR3, Class 1A2A 5.458%, 6/25/36		2,454	2,252,794
Series 2007-AR4, Class 1A1A 5.591%, 3/25/37		622	561,977
CitiMortgage Alternative Loan Trust Series 2007-A3, Class 1A4 5.75%, 3/25/37		2,373	1,973,463
Countrywide Alternative Loan Trust Series 2006-24CB, Class A15 5.75%, 6/25/36		1,797	1,447,998
Series 2006-41CB, Class 2A13 5.75%, 1/25/37		1,518	1,270,611
Series 2006-42, Class 1A6 6.00%, 1/25/47		1,288	975,667
Series 2006-HY12, Class A5 3.89%, 8/25/36		2,632	2,379,631
Series 2006-J1, Class 1A10 5.50%, 2/25/36		3,092	2,636,170
Series 2006-J5, Class 1A1 6.50%, 9/25/36		1,680	1,363,537

36	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Series 2007-13, Class A2 6.00%, 6/25/47	U.S.$	2,050	$1,645,812
Countrywide Home Loan Mortgage Pass-Through Trust Series 2007-HY4, Class 1A1 2.797%, 9/25/47		640	523,551
Credit Suisse Mortgage-Backed Trust Series 2006-7, Class 3A12 6.25%, 8/25/36		1,406	1,226,744
First Horizon Alternative Mortgage Securities Trust Series 2006-AA5, Class A1 2.233%, 9/25/36		1,223	962,892
Series 2006-AA7, Class A1 2.29%, 1/25/37		1,593	1,177,535
Series 2006-FA1, Class 1A3 5.75%, 4/25/36		1,292	1,146,112
IndyMac Index Mortgage Loan Trust Series 2005-AR15, Class A1 4.656%, 9/25/35		1,450	1,276,562
Series 2006-AR37, Class 2A1 5.013%, 2/25/37		952	792,428
Morgan Stanley Mortgage Loan Trust Series 2005-10, Class 4A1 5.50%, 12/25/35		786	709,535
Series 2007-12, Class 3A22 6.00%, 8/25/37		264	239,459
Residential Accredit Loans, Inc. Series 2005-QA7, Class A21 3.079%, 7/25/35		1,011	889,062
Series 2005-QS14, Class 3A1 6.00%, 9/25/35		2,158	2,039,987
Residential Asset Securitization Trust Series 2006-A8, Class 3A4 6.00%, 8/25/36		365	278,863
Structured Adjustable Rate Mortgage Loan Trust Series 2005-18, Class 8A1 5.369%, 9/25/35		1,932	1,855,754
Series 2006-9, Class 4A1 5.553%, 10/25/36		1,227	1,078,328
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2006-7, Class A4 5.059%, 9/25/36		2,302	1,323,614
Series 2006-9, Class A4 5.645%, 10/25/36		2,353	1,556,001

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	37

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Washington Mutual Mortgage Pass-Through Certificates Series 2007-HY3, Class 4A1 2.543%, 3/25/37	U.S.$	2,725	$2,532,842
Wells Fargo Alternative Loan Trust Series 2007-PA3, Class 3A1 6.25%, 7/25/37		2,519	2,224,054
Wells Fargo Mortgage Backed Securities Trust Series 2007-AR7, Class A1 2.791%, 12/28/37		3,217	2,833,464
Series 2007-AR8, Class A1 5.942%, 11/25/37		1,550	1,365,795

			49,062,583

Non-Agency Floating Rate – 2.6%
Citigroup Mortgage Loan Trust, Inc. Series 2005-8, Class 2A2 4.621%, 9/25/35(j)(l)		1,516	157,969
Countrywide Alternative Loan Trust Series 2007-19, Class 1A10 37.927%, 8/25/37(j)		980	1,470,453
Series 2007-7T2, Class A3 0.779%, 4/25/37(j)		4,719	2,757,612
Countrywide Home Loan Mortgage Pass Through Trust Series 2007-13, Class A7 0.779%, 8/25/37(j)		1,793	1,356,328
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-OA3, Class A1 0.319%, 7/25/47(j)		941	771,744
Downey Savings & Loan Association Mortgage Loan Trust Series 2006-AR1, Class 1A1A 1.078%, 3/19/46(j)		1,063	710,286
First Horizon Alternative Mortgage Securities Trust Series 2007-FA2, Class 1A6 5.371%, 4/25/37(j)(l)		258	42,049
First Horizon Alternative Mortgage Securities Trust 2007-FA2 Series 2007-FA2, Class 1A10 0.429%, 4/25/37(j)		762	461,576
Series 2007-FA2, Class 1A5 0.479%, 4/25/37(j)		863	524,652
GreenPoint Mortgage Funding Trust Series 2007-AR3, Class A1 0.399%, 6/25/37(j)		1,438	1,112,195
HarborView Mortgage Loan Trust Series 2007-4, Class 2A1 0.401%, 7/19/47(j)		1,646	1,375,110

38	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Series 2007-7, Class 2A1A 1.179%, 11/25/47(j)	U.S.$	824	$708,362
IndyMac Index Mortgage Loan Trust Series 2007-FLX3, Class A1 0.419%, 6/25/37(j)		1,517	1,254,471
Lehman XS Trust Series 2007-10H, Class 2AIO 6.817%, 7/25/37(j)(l)		979	210,337
Series 2007-15N, Class 4A1 1.079%, 8/25/47(j)		922	610,842
Series 2007-4N, Class 3A2A 0.903%, 3/25/47(j)		2,539	2,009,876
Luminent Mortgage Trust Series 2006-6, Class A1 0.379%, 10/25/46(j)		378	309,651
Residential Accredit Loans, Inc. Series 2005-QO4, Class 2A1 0.459%, 12/25/45(j)		1,587	1,187,147
Series 2006-QS18, Class 2A2 6.371%, 12/25/36(j)(l)		12,573	2,519,645
Structured Agency Credit Risk Debt Notes Series 2013-DN1, Class M2 7.329%, 7/25/23(j)		1,750	1,827,875
Structured Asset Mortgage Investments II Trust Series 2007-AR6, Class A1 1.653%, 8/25/47(j)		2,649	2,047,481
Washington Mutual Mortgage Pass Through Certificates Series 2006-AR5, Class A1A 1.143%, 6/25/46(j)		921	743,595
Series 2007-OA1, Class A1A 0.853%, 2/25/47(j)		3,122	2,454,188
Series 2007-OA3, Class 2A1A 0.913%, 4/25/47(j)		1,023	911,518
Series 2007-OA4, Class A1A 0.923%, 4/25/47(j)		1,460	972,606
Series 2007-OA5, Class 1A 0.903%, 6/25/47(j)		5,319	4,393,204
Washington Mutual Mortgage Pass-Through Certificates Series 2006-7, Class A3 5.059%, 9/25/36(j)		2,188	1,258,066

			34,158,838

Total Collateralized Mortgage Obligations (cost $78,874,892)			83,221,421

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	39

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

GOVERNMENTS – TREASURIES – 5.1%
Brazil – 1.2%
Brazil Notas do Tesouro Nacional Series F 10.00%, 1/01/17	BRL	9,340	$4,068,555
Brazilian Government International Bond 8.50%, 1/05/24		5,100	2,079,073
12.50%, 1/05/22		18,632	9,625,791

			15,773,419

Colombia – 0.0%
Colombia Government International Bond 9.85%, 6/28/27	COP	756,000	517,738

Indonesia – 0.3%
Indonesia - Recap Linked Note (JPMC) 10.00%, 7/18/17	IDR	47,971,000	4,411,841

Philippines – 0.3%
Philippine Government International Bond 6.25%, 1/14/36(e)	PHP	143,000	3,694,878

Portugal – 0.1%
Portugal Obrigacoes do Tesouro OT 3.85%, 4/15/21(b)	EUR	1,087	1,225,318

Russia – 0.2%
Russian Federal Bond - OFZ Series 6204 7.50%, 3/15/18	RUB	93,062	2,964,778

South Africa – 0.6%
South Africa Government Bond Series R204 8.00%, 12/21/18	ZAR	10,750	1,116,559
Series R207 7.25%, 1/15/20		60,872	6,055,037
Series R208 6.75%, 3/31/21		490	47,003

			7,218,599

United States – 2.4%
U.S. Treasury Bonds 2.75%, 11/15/42	U.S.$	4,000	3,310,624
3.875%, 8/15/40(a)(m)		3,700	3,855,515
4.50%, 2/15/36(m)		2,400	2,773,500
5.00%, 5/15/37		3,500	4,324,687
5.375%, 2/15/31(a)		2,252	2,872,002
6.125%, 11/15/27		2,200	2,969,657

40	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

6.125%, 8/15/29(a)	U.S.$	2,125	$2,901,622
6.625%, 2/15/27(a)		2,092	2,931,089
U.S. Treasury Notes 1.75%, 5/15/22		5,000	4,735,545

			30,674,241

Total Governments – Treasuries (cost $71,638,953)			66,480,812

BANK LOANS – 4.8%
Industrial – 4.6%
Basic – 0.4%
Arysta LifeScience SPC, LLC 4.50%, 5/29/20(j)		1,995	1,989,175
FMG Resources (August 2006) Pty. Ltd. (FMG America Finance, Inc.) 5.25%, 10/18/17(j)		1,906	1,910,171
Macdermid, Inc. 7.75%, 12/07/20(j)		500	505,000
Unifrax Holding Co. 5.25%, 11/28/18(j)	EUR	744	1,001,992

			5,406,338

Capital Goods – 0.2%
ClubCorp Club Operations, Inc. 4.00%, 7/24/20(j)	U.S.$	1,291	1,292,810
Serta Simmons Holdings LLC 5.00%, 10/01/19(j)		1,390	1,390,737

			2,683,547

Communications - Media – 0.2%
Clear Channel Communications, Inc. 3.83%, 1/29/16(j)		124	116,389
TWCC Holding Corp. 7.00%, 6/26/20(j)		2,100	2,152,500

			2,268,889

Consumer Cyclical - Automotive – 0.8%
Exide Technologies 9.00%, 10/09/14(j)		4,964	4,963,899
Navistar, Inc. 5.75%, 8/17/17(j)		875	885,115
TI Group Automotive Systems, LLC 5.50%, 3/28/19(j)		2,225	2,245,800
Veyance Technologies, Inc. 5.25%, 9/08/17(j)		2,488	2,476,928

			10,571,742

Consumer Cyclical - Entertainment – 0.4%
Alpha Topco Ltd. 4.50%, 4/30/19(j)		2,985	2,994,343

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	41

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Kasima LLC (Digital Cinema Implementation Partners, LLC) 3.25%, 5/17/21(j)	U.S.$	750	$742,973
Station Casinos LLC 5.00%, 3/02/20(j)		1,990	2,007,412

			5,744,728

Consumer Cyclical - Other – 0.0%
Las Vegas Sands, LLC 2.68%, 11/23/16(j)		469	467,783

Consumer Cyclical - Retailers – 0.3%
Bass Pro Group LLC 4.00%, 11/20/19(j)		975	971,244
Harbor Freight Tools USA, Inc. 4.75%, 7/26/19(j)		1,290	1,297,772
J.C. Penney Corporation, Inc. 6.00%, 5/22/18(j)		1,446	1,400,684
Rite Aid Corporation 5.75%, 8/21/20(j)		500	511,665

			4,181,365

Consumer Non-Cyclical – 1.0%
Air Medical Group Holdings, Inc. 6.50%, 6/30/18(j)		1,365	1,388,569
Air Medical Holding LLC 7.63%, 5/31/18(j)		4,000	3,940,000
BJ’s Wholesale Club, Inc. 9.75%, 3/26/20(j)		1,400	1,425,088
Catalent Pharma Solutions, Inc. (fka Cardinal Health 409, Inc.) 6.50%, 12/31/17(j)		2,500	2,495,325
H.J. Heinz Company 3.50%, 6/05/20(j)		698	699,758
New HB Acquisition LLC 6.75%, 4/09/20(j)		2,000	2,048,340
Par Pharmaceutical Companies, Inc. (Par Pharmaceutical, Inc.) 4.25%, 9/30/19(j)		592	588,916

			12,585,996

Energy – 0.1%
CITGO Petroleum Corporation 9.00%, 6/24/17(j)		1,058	1,076,097

Other Industrial – 0.2%
Accudyne Industries Borrower S.C.A./Accudyne Industries LLC (fka Silver II US Holdings LLC) 4.00%, 12/13/19(j)		1,117	1,105,397

42	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Gardner Denver, Inc. 4.25%, 7/30/20(j)	U.S.$	1,200	$1,187,184

			2,292,581

Services – 0.5%
Supervalu, Inc. 5.00%, 3/21/19(j)		2,235	2,226,322
Travelport LLC (fka Travelport, Inc.) 9.50%, 1/31/16(j)		4,095	4,212,976

			6,439,298

Technology – 0.5%
Blackboard, Inc. 11.50%, 4/04/19(j)		3,200	3,280,000
MMI International Ltd. (MMI International (Delaware) LLC) 7.25%, 11/20/18(j)		1,950	1,872,000
Smart Modular Technologies (Global), Inc. 8.25%, 8/26/17(j)		1,824	1,647,674

			6,799,674

			60,518,038

Non Corporate Sectors – 0.1%
Foreign Local Government - Municipal – 0.1%
Education Management LLC 4.25%, 6/01/16(j)		1,876	1,752,055

Financial Institutions – 0.1%
Insurance – 0.1%
Hub International Limited 4.75%, 9/17/20(n)		500	500,000

Total Bank Loans (cost $61,672,817)			62,770,093

EMERGING MARKETS – SOVEREIGNS – 4.3%
Argentina – 1.6%
Argentina Boden Bonds 7.00%, 10/03/15(a)		14,209	13,058,088
Argentina Bonar Bonds Series X 7.00%, 4/17/17(a)		8,950	7,372,314
Argentine Republic Government International Bond 7.82%, 12/31/33	EUR	931	785,641

			21,216,043

Dominican Republic – 0.7%
Dominican Republic International Bond 8.625%, 4/20/27(b)	U.S.$	8,385	9,118,687

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	43

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

El Salvador – 0.7%
El Salvador Government International Bond 7.375%, 12/01/19(b)	U.S.$	705	$766,688
7.625%, 9/21/34(b)		762	800,100
7.65%, 6/15/35(b)		6,996	7,100,940

			8,667,728

Ghana – 0.3%
Republic of Ghana 7.875%, 8/07/23(b)		1,198	1,162,289
8.50%, 10/04/17(a)(b)		1,931	2,107,204

			3,269,493

Ivory Coast – 0.8%
Ivory Coast Government International Bond 7.099%, 12/31/32(b)		12,347	10,865,360

Serbia – 0.2%
Republic of Serbia 6.75%, 11/01/24(b)		441	428,467
7.25%, 9/28/21(b)		2,467	2,562,596

			2,991,063

Total Emerging Markets – Sovereigns (cost $44,420,931)			56,128,374

EMERGING MARKETS – CORPORATE BONDS – 4.3%
Industrial – 3.9%
Basic – 0.5%
Sappi Papier Holding GmbH 7.75%, 7/15/17(b)		678	705,120
Severstal OAO Via Steel Capital SA 5.90%, 10/17/22(a)(b)		2,173	2,103,097
Usiminas Commercial Ltd. 7.25%, 1/18/18(a)(b)		2,428	2,622,240
Vedanta Resources PLC 6.00%, 1/31/19(b)		1,117	1,058,965

			6,489,422

Capital Goods – 0.5%
Cemex Espana Luxembourg 9.25%, 5/12/20(b)		182	195,650
9.875%, 4/30/19(b)(j)		3,299	3,694,880
Cemex Finance LLC 9.375%, 10/12/22(b)		587	643,286
Rearden G Holdings EINS GmbH 7.875%, 3/30/20(b)		1,200	1,230,000
Servicios Corporativos Javer SAPI de CV 9.875%, 4/06/21(a)(b)		651	623,658
9.875%, 4/06/21(b)		560	536,480

			6,923,954

44	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Communications - Media – 0.1%
European Media Capital SA 10.00%, 2/01/15(h)(k)	U.S.$	1,574	$1,495,514

Communications - Telecommunications – 0.8%
Digicel Ltd. 6.00%, 4/15/21(b)		750	705,000
Empresa de Telecomunicaciones de Bogota 7.00%, 1/17/23(b)	COP	1,440,000	642,085
MTS International Funding Ltd. 8.625%, 6/22/20(a)(b)	U.S.$	2,495	2,916,031
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC 9.125%, 4/30/18(b)		1,500	1,736,250
VimpelCom Holdings BV 7.504%, 3/01/22(b)		1,300	1,369,875
9.00%, 2/13/18(b)	RUB	80,000	2,471,491

			9,840,732

Consumer Cyclical - Other – 0.2%
Peermont Global Pty Ltd. 7.75%, 4/30/14(b)	EUR	1,000	1,335,939
Studio City Finance Ltd. 8.50%, 12/01/20(b)	U.S.$	1,630	1,784,850

			3,120,789

Consumer Cyclical - Retailers – 0.4%
Edcon Holdings Pty Ltd. 5.724%, 6/15/15(b)(j)	EUR	1,066	1,341,188
Edcon Pty Ltd. 9.50%, 3/01/18(b)		625	799,027
Office Depot de Mexico SA de CV 6.875%, 9/20/20(b)	U.S.$	2,500	2,481,250

			4,621,465

Consumer Non-Cyclical – 1.1%
Cosan Luxembourg SA 9.50%, 3/14/18(b)	BRL	2,042	825,460
Foodcorp Pty Ltd. 8.75%, 3/01/18(b)	EUR	827	1,202,717
Hypermarcas SA 6.50%, 4/20/21(b)	U.S.$	885	896,063
JBS Finance II Ltd. 8.25%, 1/29/18(b)		1,817	1,844,255
Marfrig Holding Europe BV 8.375%, 5/09/18(b)		3,116	2,835,560
Marfrig Overseas Ltd. 9.50%, 5/04/20(b)		2,187	2,033,910
Minerva Luxembourg SA 7.75%, 1/31/23(a)(b)		2,400	2,262,000

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	45

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Tonon Bioenergia SA 9.25%, 1/24/20(b)	U.S.$	1,820	$1,574,841
USJ Acucar e Alcool SA 9.875%, 11/09/19(a)(b)		600	584,250

			14,059,056

Transportation - Airlines – 0.2%
TAM Capital 3, Inc. 8.375%, 6/03/21(a)(b)		2,505	2,473,688

Transportation - Services – 0.1%
Inversiones Alsacia SA 8.00%, 8/18/18(b)		1,763	1,340,128

			50,364,748

Financial Institutions – 0.4%
Banking – 0.2%
Alfa Bank OJSC Via Alfa Bond Issuance PLC 7.50%, 9/26/19(a)(b)		1,216	1,254,301
Banco de Reservas de la Republica Dominicana 7.00%, 2/01/23(b)		1,906	1,810,700

			3,065,001

Finance – 0.2%
Sistema JSFC via Sistema International Funding SA 6.95%, 5/17/19(b)		2,500	2,640,113

			5,705,114

Total Emerging Markets – Corporate Bonds (cost $55,798,855)			56,069,862

COMMERCIAL MORTGAGE-BACKED SECURITIES – 2.3%
Non-Agency Fixed Rate CMBS – 2.0%
Banc of America Re-REMIC Trust Series 2009-UB1, Class A4B 5.694%, 6/24/50(b)		3,500	3,563,875
Credit Suisse Commercial Mortgage Trust Series 2006-C4, Class AM 5.509%, 9/15/39		2,943	3,143,718
GS Mortgage Securities Trust Series 2006-GG6, Class AJ 5.82%, 4/10/38		1,484	1,479,520
Series 2011-GC5, Class C 5.474%, 8/10/44(b)		3,152	3,288,938
JP Morgan Chase Commercial Mortgage Securities Trust Series 2007-CB19, Class AM 5.895%, 2/12/49		3,519	3,766,629

46	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Series 2007-LD11, Class AM 6.002%, 6/15/49	U.S.$	5,105	$5,015,474
Series 2007-LDPX, Class AM 5.464%, 1/15/49		798	802,311
LB-UBS Commercial Mortgage Trust Series 2007-C2, Class AM 5.493%, 2/15/40		2,204	2,274,924
Merrill Lynch Mortgage Trust Series 2005-CIP1, Class AJ 5.137%, 7/12/38		2,000	2,076,650
Wachovia Bank Commercial Mortgage Trust Series 2007-C34, Class AM 5.818%, 5/15/46		400	440,125

			25,852,164

Non-Agency Floating Rate CMBS – 0.3%
Banc of America Commercial Mortgage Trust Series 2007-5, Class AM 5.772%, 2/10/51(c)		2,877	3,077,085
Commercial Mortgage Pass Through Certificates Series 2007-FL14, Class C 0.482%, 6/15/22(b)(j)		399	370,947
WF-RBS Commercial Mortgage Trust Series 2011-C4, Class D 5.417%, 6/15/44(b)(c)		1,022	1,017,818

			4,465,850

Total Commercial Mortgage-Backed Securities (cost $24,372,296)			30,318,014

		Shares
PREFERRED STOCKS – 2.0%
Financial Institutions – 2.0%
Banking – 0.5%
Citigroup Capital XIII 7.875%(c)		49,625	1,363,199
CoBank ACB 6.25%(b)		7,925	753,123
Goldman Sachs Group, Inc. (The) Series J 5.50%		83,975	1,884,399
US Bancorp/MN 6.50%		100,000	2,599,000

			6,599,721

Finance – 0.3%
Brandywine Realty Trust Series E 6.90%		30,425	752,410

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	47

Portfolio of Investments

		Shares	U.S. $ Value

CapLease, Inc. Series C 7.25%	U.S.$	19,000	$479,157
Cedar Realty Trust, Inc. Series B 7.25%		24,651	566,973
RBS Capital Funding Trust V Series E 5.90%		111,000	2,379,840

			4,178,380

Insurance – 0.8%
Hartford Financial Services Group, Inc. 7.875%		75,000	2,109,000
Mt. Logan Re Ltd. 0.00%(e)(i)		6,850	7,139,656
XLIT Ltd. 3.388%(j)		600	500,250

			9,748,906

REITS – 0.4%
Health Care REIT, Inc. 6.50%		39,075	902,633
Hersha Hospitality Trust 6.875%		31,800	735,820
Sabra Health Care REIT, Inc. 7.125%		145,600	3,487,120
Sovereign Real Estate Investment Trust 12.00%(b)		185	237,251

			5,362,824

			25,889,831

Industrial – 0.0%
Basic – 0.0%
ArcelorMittal 6.00%		8,975	192,873

Total Preferred Stocks (cost $25,578,343)			26,082,704

		Principal Amount (000)
QUASI-SOVEREIGNS – 1.7%
Quasi-Sovereign Bonds – 1.7%
Indonesia – 0.1%
Majapahit Holding BV 7.875%, 6/29/37(b)	U.S.$	699	726,960
8.00%, 8/07/19(b)		330	366,300

			1,093,260

48	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Kazakhstan – 0.4%
KazMunayGas National Co. JSC 6.375%, 4/09/21(b)	U.S.$	2,450	$2,682,750
7.00%, 5/05/20(b)		2,358	2,658,645

			5,341,395

Russia – 1.2%
Russian Agricultural Bank OJSC Via RSHB Capital SA 6.299%, 5/15/17(b)		1,227	1,313,663
7.75%, 5/29/18(b)		11,600	13,050,000
8.70%, 3/17/16(b)	RUB	50,700	1,584,583

			15,948,246

Total Quasi-Sovereigns (cost $17,933,621)			22,382,901

GOVERNMENTS – SOVEREIGN AGENCIES – 1.1%
Germany – 0.1%
Commerzbank AG 8.125%, 9/19/23(b)	U.S.$	1,052	1,073,040

Norway – 0.1%
Eksportfinans ASA 2.00%, 9/15/15		133	129,675
2.375%, 5/25/16		1,551	1,500,593

			1,630,268

Russia – 0.5%
VTB Bank OJSC Via VTB Capital SA 6.875%, 5/29/18(b)		6,315	6,788,625

Spain – 0.1%
Instituto de Credito Oficial 4.53%, 3/17/16	CAD	1,300	1,283,012

United Arab Emirates – 0.3%
Dubai Holding Commercial Operations MTN Ltd. 6.00%, 2/01/17	GBP	2,300	3,751,396

Total Governments – Sovereign Agencies (cost $13,429,342)			14,526,341

EMERGING MARKETS – TREASURIES – 1.0%
Costa Rica – 0.3%
Republic of Costa Rica 10.58%, 6/22/16(h)(k)	CRC	1,025,000	2,235,019
11.13%, 3/28/18(h)(k)		644,200	1,461,088

			3,696,107

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	49

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Dominican Republic – 0.4%
Dominican Republic 16.00%, 7/10/20(h)(k)	DOP	229,800	$6,079,759

Indonesia – 0.2%
Indonesia – Recap Linked Note (JPMC) 9.50%, 5/17/41	IDR	27,844,000	2,560,542

Nigeria – 0.1%
Nigeria Government Bond Series 10YR 16.39%, 1/27/22	NGN	163,000	1,164,625

Total Emerging Markets – Treasuries (cost $14,654,559)			13,501,033

LOCAL GOVERNMENTS – MUNICIPAL BONDS – 1.0%
United States – 1.0%
Buckeye OH Tobacco Settlement Fin Auth Series 2007A-2 5.875%, 6/01/47	U.S.$	1,700	1,271,175
California GO 7.60%, 11/01/40		750	987,795
7.95%, 3/01/36		1,915	2,217,302
Golden St Tobacco Securitization CA Series 2007A-1 5.125%, 6/01/47		3,035	2,110,266
Illinois GO 7.35%, 7/01/35		1,915	2,036,219
Tobacco Settlement Auth IA Series 2005C 5.625%, 6/01/46		1,920	1,535,462
Tobacco Settlement Fin Corp. MI Series 2007A 6.00%, 6/01/48		1,630	1,234,155
Tobacco Settlement Fin Corp. NJ Series 2007-1A 5.00%, 6/01/41		1,010	720,766
Tobacco Settlement Fin Corp. VA Series 2007B1 5.00%, 6/01/47		1,095	703,877

Total Local Governments – Municipal Bonds (cost $13,467,706)			12,817,017

GOVERNMENTS – SOVEREIGN BONDS – 0.9%
Bahrain – 0.2%
Bahrain Government International Bond 6.125%, 8/01/23(b)		1,832	1,827,420

50	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Croatia – 0.3%
Croatia Government International Bond 6.625%, 7/14/20(b)	U.S.$	4,000	$4,240,000

Nigeria – 0.1%
Nigeria – Recap Linked (Citi) 15.10%, 5/01/17(b)	NGN	193,500	1,259,325

United Arab Emirates – 0.3%
Emirate of Dubai Government International Bonds 7.75%, 10/05/20(b)	U.S.$	3,310	3,926,487

Total Governments – Sovereign Bonds (cost $10,576,049)			11,253,232

ASSET-BACKED SECURITIES – 0.8%
Home Equity Loans - Fixed Rate – 0.7%
Countrywide Asset-Backed Certificates Series 2005-7, Class AF5W 5.054%, 10/25/35		895	838,723
CSAB Mortgage Backed Trust Series 2006-2, Class A6A 5.72%, 9/25/36		1,290	977,163
GSAA Home Equity Trust Series 2005-12, Class AF5 5.659%, 9/25/35		1,800	1,554,217
Series 2006-10, Class AF3 5.985%, 6/25/36		1,579	866,679
Lehman XS Trust Series 2006-17, Class WF32 5.55%, 11/25/36		1,917	1,610,754
Series 2007-6, Class 3A5 5.72%, 5/25/37		688	654,427
Morgan Stanley Mortgage Loan Trust Series 2006-15XS, Class A3 5.988%, 11/25/36		1,602	947,698
Series 2007-8XS, Class A2 6.00%, 4/25/37		1,551	1,074,377

			8,524,038

Home Equity Loans - Floating Rate – 0.1%
GSAA Home Equity Trust Series 2006-6, Class AF4 5.271%, 3/25/36(j)		2,273	1,345,156
Series 2006-6, Class AF5 5.271%, 3/25/36(j)		842	498,350

			1,843,506

Total Asset-Backed Securities (cost $9,978,935)			10,367,544

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	51

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

LOCAL GOVERNMENTS – REGIONAL BONDS – 0.4%
Colombia – 0.4%
Bogota Distrito Capital 9.75%, 7/26/28(b) (cost $3,260,195)	COP	7,758,000	$5,158,326

INFLATION-LINKED SECURITIES – 0.2%
Uruguay – 0.2%
Uruguay Government International Bond 4.25%, 4/05/27 (cost $2,850,345)	UYU	64,225	3,081,317

		Shares
COMMON STOCKS – 0.2%
American Media Operations, Inc.(e)(h)(i)		19,908	49,770
Dawn Holdings, Inc.(h)(o)(i)		8	8,396
Gallery Media(h)(o)(i)		591	856,950
Greektown Superholdings, Inc.(e)(h)(i)		692	62,280
Keystone Automotive Operations, Inc.(e)(h)(i)		106,736	1,269,095
Merisant Co.(e)(h)(i)		999	94,939
Neenah Enterprises, Inc.(e)(h)(i)		58,200	201,954
New Cotai LLC(e)(h)(i)		3	72,675
U.S. Shipping Corp.(e)(h)(i)		31,398	– 0	–

Total Common Stocks (cost $3,445,726)			2,616,059

		Contracts
OPTIONS PURCHASED – PUTS – 0.0%
Options on Funds and Investment Trusts – 0.0%
SPDR S&P 500 ETF Trust Expiration: Oct 2013, Exercise Price: $ 152.00(i)(p)		780	14,430
SPDR S&P 500 ETF Trust Expiration: Oct 2013, Exercise Price: $ 162.00(i)(p)		389	28,202
SPDR S&P 500 ETF Trust Expiration: Nov 2013, Exercise Price: $ 162.00(i)(p)		389	63,796
SPDR S&P 500 ETF Trust Expiration: Oct 2013, Exercise Price: $ 164.00(i)(p)		769	77,669
SPDR S&P 500 ETF Trust Expiration: Nov 2013, Exercise Price: $ 164.00(i)(p)		769	159,952

			344,049

		Notional Amount (000)
Swaptions – 0.0%
CDX NAHY.20 RTP Citibank, NA Expiration: Oct 2013, Exercise Rate: 103.00%(i)		16,750	14,751

52	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Notional Amount (000)	U.S. $ Value

CDX NAHY.20 RTP Deutsche Bank AG Expiration: Oct 2013, Exercise Rate: 103.00%(i)		16,350	$14,398
CDX NAHY.20 RTP BNP Paribas Expiration: Nov 2013, Exercise Rate: 103.00%(i)		16,350	76,710

			105,859

Total Options Purchased – Puts (premiums paid $851,939)			449,908

		Shares
WARRANTS – 0.0%
Alion Science and Technology Corp., expiring 3/15/17(h)(i)(k)		900	– 0	–
Fairpoint Communications, Inc., expiring 1/24/18(e)(i)		9,725	340
iPayment Holdings, Inc., expiring 11/15/18(e)(h)(i)		1,142	– 0	–
Talon Equity Co. NV, expiring 11/24/15(e)(h)(i)		1,059	– 0	–

Total Warrants (cost $0)			340

SHORT-TERM INVESTMENTS – 1.4%
Investment Companies – 1.4%
AllianceBernstein Fixed-Income Shares, Inc. – Government STIF Portfolio, 0.07%(q) (cost $17,830,575)		17,830,575	17,830,575

		Principal Amount (000)
Governments - Treasuries – 0.0%
Nigeria Treasury Bills Series 364 Zero Coupon, 1/23/14 (cost $640,329)	NGN	106,100	634,869

Total Short-Term Investments (cost $18,470,904)			18,465,444

Total Investments – 106.7% (cost $1,327,635,119)			1,396,160,685
Other assets less liabilities – (6.7)%			(87,916,809)

Net Assets – 100.0%			$1,308,243,876

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	53

Portfolio of Investments

FUTURES (See Note D)

Type	Number of Contracts	Expiration Month	Original Value	Value at September 30, 2013	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 2 Yr (CBT) Futures	655	December 2013	$143,895,312	$144,273,981	$378,669
U.S. T-Note 5 Yr (CBT) Futures	1,137	December 2013	135,856,401	137,630,303	1,773,902

					$2,152,571

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Capital, Inc.	USD	1,171	TRY	2,356	10/10/13	$(6,279)
Barclays Capital, Inc.	IDR	83,545,996	USD	7,110	10/11/13	(125,437)
BNP Paribas SA	AUD	60,976	USD	56,653	10/25/13	(136,857)
BNP Paribas SA	GBP	34,795	USD	55,284	11/08/13	(1,027,628)
Brown Brothers Harriman & Co.	USD	2,348	HUF	531,235	10/24/13	64,550
Brown Brothers Harriman & Co.	USD	32	AUD	34	10/25/13	(88)
Brown Brothers Harriman & Co.	USD	797	EUR	591	11/08/13	2,209
Brown Brothers Harriman & Co.	USD	54	GBP	34	11/08/13	601
Citibank, NA	PEN	17,346	USD	6,321	10/31/13	116,330
Citibank, NA	EUR	78,168	USD	104,371	11/08/13	(1,389,554)
Credit Suisse International	GBP	182	USD	293	11/08/13	(2,209)
Deutsche Bank	USD	26,717	MXN	345,600	11/15/13	(414,756)
Goldman Sachs	TRY	16,093	USD	7,867	10/10/13	(88,204)
Goldman Sachs	USD	2,102	TRY	4,365	10/10/13	55,220
Goldman Sachs	ZAR	71,695	USD	6,833	10/10/13	(299,466)
Goldman Sachs	CAD	4,285	USD	4,078	10/17/13	(80,563)
Goldman Sachs	GBP	238	USD	385	11/08/13	(1,039)
Goldman Sachs	USD	3,366	RUB	108,409	11/15/13	(47,598)
HSBC Securities, Inc.	GBP	112	USD	179	11/08/13	(1,730)
Royal Bank of Scotland	COP	7,204,138	USD	3,738	10/03/13	(41,077)
Royal Bank of Scotland	USD	3,776	COP	7,204,138	10/03/13	3,073
Royal Bank of Scotland	USD	4,137	TRY	8,457	10/10/13	43,838
Royal Bank of Scotland	USD	1,424	AUD	1,533	10/25/13	3,751
Royal Bank of Scotland	COP	7,204,138	USD	3,764	11/08/13	(2,312)

54	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Standard Chartered Bank	IDR	148,515,736	USD	13,260	10/11/13	$397,713
Standard Chartered Bank	USD	12,947	IDR	147,722,898	10/11/13	(152,837)
UBS Securities LLC	BRL	61,944	USD	26,704	10/02/13	(1,245,582)
UBS Securities LLC	USD	27,828	BRL	61,944	10/02/13	121,075
UBS Securities LLC	BRL	30,972	USD	13,841	11/04/13	(16,349)

						$(4,271,205)

CREDIT DEFAULT SWAPTIONS WRITTEN (see Note D)

Description	Counter- party	Buy/Sell Protection	Strike Rate	Expiration Date	Notional Amount (000)	Premiums Received	Market Value
CDX NAHY-20 5 Year Index	Deutsche Bank AG	Sell	0.99%	10/16/13	$32,000	$144,000	$(5,685)
CDX NAHY-20 5 Year Index	Citibank, NA	Sell	0.99	10/16/13	32,300	96,900	(5,739)
CDX NAHY-20 5 Year Index	BNP Paribas	Sell	1.00	11/20/13	32,000	139,840	(53,758)

						$380,740	$(65,182)

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	55

Portfolio of Investments

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Broker/ (Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME)	$27,470	5/01/15	0.35%	3 Month LIBOR	$(10,323)

INTEREST RATE SWAPS (see Note D)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	$167	10/29/14	0.41%	3 Month LIBOR	$(360,645)
Credit Suisse International	48	1/31/15	0.44%	3 Month LIBOR	(64,181)
Credit Suisse International	138	4/08/18	0.93%	3 Month LIBOR	2,154,537

					$1,729,711

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note D)

Clearing Agent/ (Exchange)	Fixed Rate (Pay) Receive	Implied Credit Spread at September 30, 2013	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets/(ICE):
CDX NAHY-20 5 Year Index, 6/20/18*	5.00%	3.58%	$5,265	$314,072	$201,463	$112,609
CDX NAHY-20 5 Year Index, 6/20/18*	5.00	3.58	17,800	1,061,819	695,760	366,059
CDX NAIG-20 5 Year Index, 6/20/18*	1.00	0.73	7,150	88,775	66,365	22,410
CDX NAIG-20 5 Year Index, 6/20/18*	1.00	0.73	3,580	44,450	36,316	8,134

				$1,509,116	$999,904	$509,212

*	Termination date

56	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

CREDIT DEFAULT SWAPS (see Note D)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at September 30, 2013	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Bank of America, NA:
Fiat SpA, 5.625%, 6/20/17, 6/20/18*	(5.00)%	4.36%	EUR	610	$(20,950)	$(23,811)	$2,861
Fiat SpA, 5.625%, 6/20/17, 6/20/18*	(5.00)	4.36		785	(26,960)	(26,344)	(616)
Barclays Bank PLC:
Liz Claiborne, Inc., 5.00%, 7/08/13, 12/20/13*	(5.00)	0.23		$440	(5,447)	3,607	(9,054)
The McClatchy Co., 5.75%, 9/01/17, 12/20/13*	(5.00)	1.05		440	(4,633)	6,764	(11,397)
JPMorgan Chase Bank, NA:
MBIA, Inc., 6.625%, 10/01/28, 12/20/13*	(5.00)	2.65		890	(6,136)	38,188	(44,324)
Morgan Stanley Capital Services LLC:
AK Steel Holding Corp., 7.625%, 5/15/20, 6/20/15*	(5.00)	8.09		1,331	74,632	32,951	41,681
AK Steel Holding Corp., 7.625%, 5/15/20, 6/20/15*	(5.00)	8.09		1,332	74,689	35,584	39,105
AK Steel Holding Corp., 7.625%, 5/15/20, 9/20/15*	(5.00)	8.85		921	67,587	58,461	9,126
AK Steel Holding Corp., 7.625%, 5/15/20, 9/20/15*	(5.00)	8.85		3,200	235,160	267,907	(32,747)
Cooper Tire & Rubber Co., 7.625%, 3/15/27, 9/20/18*	(5.00)	4.20		410	(14,101)	(15,546)	1,445
Fiat SpA, 6.625% 2/15/13, 12/20/17*	(5.00)	3.98	EUR	620	(33,866)	38,278	(72,144)
Fiat SpA, 6.625%, 2/15/13, 12/20/17*	(5.00)	3.98		890	(48,614)	55,997	(104,611)
UBS AG:
Alcatel-Lucent USA Inc., 6.50%, 1/15/28, 9/20/18*	(5.00)	4.17		$130	(4,581)	4,404	(8,985)
Alcatel-Lucent USA Inc., 6.50%, 1/15/28, 9/20/18*	(5.00)	4.17		200	(7,048)	6,772	(13,820)

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	57

Portfolio of Investments

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at September 30, 2013	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Bank of America, NA:
HCA, Inc., 6.375% 1/15/15, 6/20/17*	5.00%	2.02%	$	2,000	$209,487	$13,906	$195,581
Sanmina -SCI Corp., 8.125%, 3/01/16, 6/20/17*	5.00	1.76		1,900	215,668	(80,349)	296,017
Barclays Bank PLC:
Advanced Micro Devices, Inc., 7.75%, 8/01/20, 3/20/16*	5.00	2.85		2,000	98,399	(114,227)	212,626
Advanced Micro Devices, Inc., 7.75%, 8/01/20, 3/20/16*	5.00	2.85		1,450	71,338	(100,564)	171,902
AK Steel Corp., 7.625% 5/15/20, 6/20/17*	5.00	11.16		1,270	(217,381)	(118,778)	(98,603)
Amkor Technology, Inc., 7.375%, 5/01/18, 6/20/18*	5.00	4.08		1,885	69,362	29,335	40,027
Amkor Technology, Inc., 7.375%, 5/01/18, 6/20/18*	5.00	4.08		1,695	62,370	26,378	35,992
Clear Channel Communications, Inc., 6.875%, 6/15/18, 12/20/14*	5.00	7.13		1,500	(34,920)	(90,227)	55,307
Clear Channel Communications, Inc., 6.875%, 6/15/18, 3/20/16*	5.00	10.74		700	(90,834)	(146,487)	55,653
Freescale Semiconductor, Inc., 8.875%, 12/15/14, 6/20/16*	5.00	1.86		1,420	110,335	(27,405)	137,740
Health Management Associates, Inc., 6.125%, 4/15/16, 6/20/17*	5.00	1.36		1,900	249,914	(8,482)	258,396
MGM Resorts International, 7.625%, 1/15/17, 6/20/18*	5.00	2.78		246	23,433	14,995	8,438

58	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at September 30, 2013	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
NXP BV, 8.625%, 10/15/13, 3/20/18*	5.00%	2.53%	EUR	412	$57,679	$25,319	$32,360
NXP BV, 8,625%, 10/15/13, 3/20/16*	5.00	1.15		1,350	126,802	56,016	70,786
Citibank, NA:
CDX-NAIG Series 9 10 Year Index, 12/20/17*	5.00	4.95		$300	1,056	(37,501)	38,557
MGM Resorts International, 7.625%, 1/15/17, 6/20/18*	5.00	2.78		325	30,959	20,374	10,585
Credit Suisse International:
American Axle & Manufacturing, Inc., 7.875%, 3/01/17, 6/20/18*	5.00	2.93		2,090	185,795	39,065	146,730
Avis Budget Car Rental LLC, 8.25%, 1/15/19, 9/20/18*	5.00	3.07		204	17,803	18,102	(299)
Avis Budget Car Rental LLC, 8.25%, 1/15/19, 9/20/18*	5.00	3.07		196	17,105	18,339	(1,234)
Levi Strauss & Co., 7.625% 1/15/17, 12/20/17*	5.00	2.14		1,330	154,866	(10,857)	165,723
MGM Resorts International, 7.625%, 1/15/17, 6/20/18*	5.00	2.78		119	11,336	7,768	3,568
Wind Acquisition Finance S.A., 11.00%, 12/01/15, 6/20/16*	5.00	2.45		3,300	216,530	111,110	105,420
Goldman Sachs Bank USA:
American Axle & Manufacturing, Inc., 7.875%, 3/01/17, 6/20/18*	5.00	2.93		1,509	134,146	20,425	113,721
CDX-NAHY Series 11, 5 Year Index, 12/20/13*	—	191.14		1,151	406,218	264,902	141,316

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	59

Portfolio of Investments

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at September 30, 2013	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-NAHY Series 15, 3 Year Index, 12/20/13*	5.00%	15.39%		$11,044	$(236,621)	$(325,891)	$89,270
CDX-NAIG Series 19 5 Year Index, 12/20/17*	1.00	3.29		1,053	(97,104)	(171,095)	73,991
CDX-NAIG Series 9 10 Year Index, 12/20/17*	5.00	4.95		300	1,055	(38,550)	39,605
Chesapeake Energy Corp., 6.625%, 8/15/20, 6/20/17*	5.00	2.04		2,100	219,923	(110,410)	330,333
ConvaTec Healthcare E S.A., 10.875%, 12/15/18, 6/20/17*	5.00	3.64	EUR	1,440	87,594	(217,261)	304,855
KB Home, 6.25% 6/15/15, 6/20/17*	5.00	2.35		$1,250	114,457	(99,237)	213,694
Mediacom LLC, 9.125%, 8/15/19, 3/20/16*	5.00	0.90		2,750	272,598	(82,111)	354,709
JPMorgan Chase Bank, NA:
CDX-NAIG Series 9 10 Year Index, 12/20/17*	5.00	4.95		734	2,584	(99,544)	102,128
CDX-NAIG Series 9 10 Year Index, 12/20/17*	5.00	4.95		842	2,961	(92,227)	95,188
CDX-NAIG Series 9 10 Year Index, 12/20/17*	5.00	4.95		597	2,100	(76,892)	78,992
CDX-NAIG Series 9 10 Year Index, 12/20/17*	5.00	4.95		265	932	(33,653)	34,585
Sabre Holdings Corp., 8.35%, 3/15/16, 6/20/16*	5.00	1.85		618	51,065	(36,565)	87,630

60	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at September 30, 2013	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services LLC:
AK Steel Holding Corp., 7.625%, 5/15/20, 3/20/16*	5.00%	8.37%	$1,350	$(98,788)	$15,466	$(114,254)
AK Steel Holding Corp., 7.625%, 5/15/20, 6/20/18*	5.00	11.56	1,376	(287,477)	(235,947)	(51,530)
AK Steel Holding Corp., 7.625%, 5/15/20, 6/20/18*	5.00	11.56	1,376	(287,478)	(229,941)	(57,537)
AK Steel Holding Corp., 7.625%, 5/15/20, 9/20/18*	5.00	11.67	492	(107,049)	(106,366)	(683)
CDX-NAIG Series 19 5 Year Index, 12/20/17*	1.00	3.29	527	(48,586)	(80,260)	31,674
Morgan Stanley:
AK Steel Holding Corp., 7.625%, 5/15/20, 9/20/18*	5.00	11.67	3,860	(839,855)	(927,762)	87,907
UBS AG:
Levi Strauss & Co., 8.875%, 4/01/16, 6/20/17*	5.00	1.73	1,900	220,122	(85,162)	305,284

				$1,379,631	$(2,619,039)	$3,998,670

*	Termination date

REVERSE REPURCHASE AGREEMENTS (see Note D)

Broker	Principal Amount (000’s)	Currency	Interest Rate		Maturity	U.S. $ Value at September 30, 2013
Barclays Capital, Inc.†	1,311	USD	(5.75	)%*	—	$1,291,107
Barclays Capital, Inc.†	2,033	USD	(3.00	)%*	—	2,030,298
Barclays Capital, Inc.†	941	USD	(1.75	)%*	—	935,654
Barclays Capital, Inc.	334	USD	(1.63	)%*	10/04/13	332,047
Barclays Capital, Inc.†	2,781	USD	(1.63	)%*	—	2,767,942
Barclays Capital, Inc.†	849	USD	(1.50	)%*	—	845,639
Barclays Capital, Inc.†	521	USD	(1.25	)%*	—	518,584
Barclays Capital, Inc.†	656	EUR	(1.00	)%*	—	886,473
Barclays Capital, Inc.†	534	USD	(0.88	)%*	—	532,375
Barclays Capital, Inc.†	239	USD	(0.75	)%*	—	237,973
Barclays Capital, Inc.	2,475	USD	(0.50	)%*	10/04/13	2,474,966
Barclays Capital, Inc.†	13,793	USD	(0.50	)%*	—	13,787,911

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	61

Portfolio of Investments

Broker	Principal Amount (000’s)	Currency	Interest Rate		Maturity	U.S. $ Value at September 30, 2013
Barclays Capital, Inc.†	628	USD	(0.38	)%*	—	$626,807
Barclays Capital, Inc.†	507	USD	(0.25	)%*	—	506,937
Barclays Capital, Inc.	1,135	USD	(0.15	)%*	10/04/13	1,134,380
Barclays Capital, Inc.†	1,407	USD	(0.15	)%*	—	1,406,379
Barclays Capital, Inc.	2,145	USD	(0.05	)%*	10/04/13	2,144,151
Credit Suisse Securities (USA) LLC†	268	USD	(4.75	)%*	—	267,139
Credit Suisse Securities (USA) LLC†	276	USD	(3.00	)%*	—	275,241
Credit Suisse Securities (USA) LLC†	1,350	USD	(1.50	)%*	—	1,348,931
Credit Suisse Securities (USA) LLC†	2,458	USD	(0.75	)%*	—	2,456,594
Credit Suisse Securities (USA) LLC†	1,730	USD	(0.50	)%*	—	1,729,430
Credit Suisse Securities (USA) LLC†	5,765	USD	(0.25	)%*	—	5,761,952
Credit Suisse Securities (USA) LLC†	2,328	USD	(0.15	)%*	—	2,327,399
Credit Suisse Securities (USA) LLC†	532	USD	(0.13	)%*	—	532,346
Credit Suisse Securities (USA) LLC†	1,722	USD	(0.10	)%*	—	1,721,293
Credit Suisse Securities (USA) LLC†	19,056	USD	0.00%		—	19,054,242
Credit Suisse Securities (USA) LLC†	1,526	USD	0.03%		—	1,526,250
Credit Suisse Securities (USA) LLC†	1,585	USD	0.06%		—	1,585,090
Deutsche Bank Securities, Inc.†	1,430	USD	(1.25	)%*	—	1,430,152
Deutsche Bank Securities, Inc.†	2,566	USD	(1.00	)%*	—	2,565,972
Deutsche Bank Securities, Inc.†	1,504	USD	(0.75	)%*	—	1,503,562
Deutsche Bank Securities, Inc.†	1,603	USD	(0.38	)%*	—	1,603,025
Deutsche Bank Securities, Inc.†	1,566	USD	(0.10	)%*	—	1,566,224
Deutsche Bank Securities, Inc.†	3,220	USD	0.00%		—	3,220,000
Deutsche Bank Securities, Inc.	11,018	USD	0.15%		10/03/13	11,019,268
HSBC Securities (USA), Inc.	3,424	USD	(0.45	)%*	10/04/13	3,420,283
ING Bank NV	760	USD	(6.50	)%*	10/04/13	735,325
ING Bank NV†	102	USD	(2.50	)%*	—	101,451
ING Bank NV	789	USD	(2.13	)%*	10/04/13	785,187
ING Bank NV†	995	USD	(2.00	)%*	—	994,668
ING Bank NV†	268	USD	(0.75	)%*	—	267,643
ING Bank NV†	999	USD	(0.50	)%*	—	998,098
ING Bank NV†	627	USD	(0.25	)%*	—	626,848
JP Morgan Chase Bank, NA†	7,676	USD	(1.50	)%*	—	7,668,041
JP Morgan Chase Bank, NA†	497	USD	(1.00	)%*	—	496,668

62	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

Broker	Principal Amount (000’s)	Currency	Interest Rate		Maturity	U.S. $ Value at September 30, 2013
JP Morgan Chase Bank, NA†	1,446	EUR	(0.50	)%*	—	$1,954,776
JP Morgan Chase Bank, NA†	1,109	GBP	(0.25	)%*	—	1,794,771
JP Morgan Chase Bank, NA†	2,118	USD	(0.25	)%*	—	2,117,441
JP Morgan Chase Bank, NA†	495	EUR	(0.15	)%*	—	669,618
JP Morgan Chase Bank, NA†	2,035	USD	0.00%		—	2,035,110

						$118,619,661

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on September 30, 2013

*	Interest payment due from counterparty.

(a)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements. The market value of the collateral amounted to $116,711,022.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, the aggregate market value of these securities amounted to $528,202,736 or 40.4% of net assets.

(c)	Variable rate coupon, rate shown as of September 30, 2013.

(d)	Pay-In-Kind Payments (PIK).

(e)	Illiquid security.

(f)	Security is in default and is non-income producing.

(g)	Defaulted.

(h)	Fair valued by the Adviser.

(i)	Non-income producing security.

(j)	Floating Rate Security. Stated interest rate was in effect at September 30, 2013.

(k)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 1.06% of net assets as of September 30, 2013, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost			Market Value			Percentage of Net Assets
Alion Science and Technology Corp. 0.0%, 3/15/17	6/20/10	$	– 0	–	$	– 0	–	0.00%
Dominican Republic 16.00%, 7/10/20	8/13/10		6,466,865			6,079,759		0.46%
European Media Capital SA 10.00%, 2/01/15	8/18/10		1,435,027			1,363,276		0.10%
European Media Capital SA 10.00%, 2/01/15	8/18/10		139,198			132,238		0.01%
IIRSA Norte Finance Ltd. 8.75%, 5/30/24	8/11/06		2,488,792			2,809,789		0.21%
Republic of Costa Rica 10.58%, 6/22/16	6/22/12		2,140,363			2,235,019		0.17%
Republic of Costa Rica 11.13%, 3/28/18	3/28/12		1,375,800			1,461,088		0.11%

(l)	IO – Interest Only

(m)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding. The aggregate market value of these securities amounted to $2,374,473.

(n)	This position or a portion of this position represents an unsettled loan purchase. At September 30, 2013, the market value and unrealized gain of these unsettled loan purchases amounted to $500,000 and $2,495, respectively. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	63

Portfolio of Investments

(o)	Restricted and illiquid security.

(p)	One contract relates to 100 shares.

(q)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

The fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of September 30, 2013, the fund’s total exposure to subprime investments was 7.15% of net assets. These investments are valued in accordance with the fund’s Valuation Policies (see Note A for additional details).

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

COP – Colombian Peso

CRC – Costa Rican Colon

DOP – Dominican Peso

EUR – Euro

GBP – Great British Pound

IDR – Indonesian Rupiah

NGN – Nigerian Naira

PHP – Philippine Peso

RUB – Russian Ruble

USD – United States Dollar

UYU – Uruguayan Peso

ZAR – South African Rand

Glossary:

CBT – Chicago Board of Trade

CDX-NAHY – North American High Yield Credit Default Swap Index

CDX-NAIG – North American Investment Grade Credit Default Swap Index

CMBS – Commercial Mortgage-Backed Securities

ETF – Exchange Traded Fund

GO – General Obligation

JSC – Joint Stock Company

JSFC – Joint Stock Financial Corporation

LIBOR – London Interbank Offered Rates

MTN – Medium Term Note

OJSC – Open Joint Stock Company

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

RTP – Real Time Pricing

SPDR – Standard & Poor’s Depository Receipt

See notes to financial statements.

64	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

STATEMENT OF ASSETS & LIABILITIES

September 30, 2013 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,309,804,544)	$1,378,330,110
Affiliated issuers (cost $17,830,575)	17,830,575
Cash held at broker	1,525,664	(a)
Foreign currencies, at value (cost $1,003,424)	1,007,620
Dividends and interest receivable	26,734,645
Receivable for investment securities sold	10,883,947
Unrealized appreciation of credit default swaps	4,620,508
Unrealized appreciation of interest rate swaps	2,154,537
Upfront premiums paid on credit default swaps	1,230,413
Upfront premiums paid on centrally cleared swaps	999,904
Unrealized appreciation of forward currency exchange contracts	808,360
Receivable for variation margin on futures	120,891

Total assets	1,446,247,174

Liabilities
Payable for reverse repurchase agreements	118,619,661
Payable for investment securities purchased and foreign currency contracts	7,811,890
Unrealized depreciation of forward currency exchange contracts	5,079,565
Upfront premiums received on credit default swaps	3,849,452
Advisory fee payable	993,638
Unrealized depreciation of credit default swaps	621,838
Unrealized depreciation of interest rate swaps	424,826
Due to Custodian	349,035
Options written, at value (premiums received $380,740)	65,182
Payable for variation margin on centrally cleared swaps	16,662
Administrative fee payable	12,611
Accrued expenses and other liabilities	158,938

Total liabilities	138,003,298

Net Assets	$1,308,243,876

Composition of Net Assets
Capital stock, at par	$862,297
Additional paid-in capital	1,195,922,732
Undistributed net investment income	9,986,228
Accumulated net realized gain on investment and foreign currency transactions	28,524,293
Net unrealized appreciation of investments and foreign currency denominated assets and liabilities	72,948,326

	$1,308,243,876

Net Asset Value Per Share—100 million shares of capital stock authorized, $0.01 par value (based on 86,229,677 shares outstanding)	$15.17

(a)	Amount represents initial margin deposit and collateral for OTC derivatives outstanding and margin requirements for centrally cleared swaps and open futures outstanding as of September 30, 2013.

See notes to financial statements.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	65

Statement of Assets & Liabilities

STATEMENT OF OPERATIONS

Six Months Ended September 30, 2013 (unaudited)

Investment Income
Interest	$54,365,238
Dividends
Unaffiliated issuers	787,957
Affiliated issuers	9,225
Other fee income	67,812	$55,230,232

Expenses
Advisory fee (see Note B)	6,008,771
Custodian	139,154
Printing	85,898
Audit	41,449
Registration fees	38,018
Directors’ fees	29,738
Administrative	29,606
Transfer agency	20,707
Legal	9,698
Miscellaneous	29,420

Total expenses before interest expense	6,432,459
Interest expense	116,938

Total expenses		6,549,397

Net investment income		48,680,835

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions		4,829,785
Swaps		10,511,796
Futures		(3,604,393)
Options written		3,480,242
Foreign currency transactions		2,880,759
Net change in unrealized appreciation/depreciation of:
Investments		(52,478,123)
Swaps		(2,180,801)
Futures		1,785,050
Options written		145,066
Foreign currency denominated assets and liabilities		(7,562,647)

Net loss on investment and foreign currency transactions		(42,193,266)

Net Increase in Net Assets from Operations		$6,487,569

See notes to financial statements.

66	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Statement of Operations

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2013 (unaudited)		Year Ended March 31, 2013
Increase (Decrease) in Net Assets from Operations
Net investment income	$48,680,835		$104,109,512
Net realized gain on investment and foreign currency transactions	18,098,189		33,265,474
Net change in unrealized appreciation/depreciation of investments and foreign currency denominated assets and liabilities	(60,291,455)		62,308,413

Net increase in net assets from operations	6,487,569		199,683,399
Dividends and Distributions to Shareholders from
Net investment income	(51,726,239)		(117,708,724)
Net realized gain on investment and foreign currency transactions	– 0	–	(6,067,305)
Capital Stock Transactions
Net increase	1,240,125		9,130,875

Total increase (decrease)	(43,998,545)		85,038,245
Net Assets
Beginning of period	1,352,242,421		1,267,204,176

End of period (including undistributed net investment income of $9,986,228 and $13,031,632, respectively)	$1,308,243,876		$1,352,242,421

See notes to financial statements.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	67

Statement of Changes in Net Assets

STATEMENT OF CASH FLOWS

Six Months Ended September 30, 2013 (unaudited)

Increase (Decrease) in Cash from Operating Activities:
Interest and dividends received	$52,998,875
Interest expense paid	(116,938)
Operating expenses paid	(6,804,721)
Purchases of long-term investments	(263,957,486)
Purchases of short-term investments	(640,329)
Proceeds from disposition of long-term investments	277,946,757
Proceeds from disposition of short-term investments, net.	2,190,253
Proceeds from swap contracts, net	6,248,322
Proceeds from written options, net	3,860,982
Variation margin paid on futures	(2,113,421)
Variation margin received on centrally cleared swaps	16,662
Commitment fee proceeds	67,812

Net increase in cash from operating activities		$69,696,768
Financing Activities:
Cash dividends paid (net of dividend reinvestments)	(50,486,114)
Increase in reverse repurchase agreements	(28,750,071)

Net decrease in cash from financing activities		(79,236,185)
Effect of exchange rate on cash.		4,460,606

Net decrease in cash		(5,078,811)
Cash at beginning of period		8,262,963

Cash at end of period.		$3,184,152

Reconciliation of Net Increase in Net Assets from Operations to Net Increase in Cash from Operating Activities:
Net increase in net assets from operations		$6,487,569
Adjustments:
Increase in interest and dividends receivable	$686,086
Net accretion of bond discount and amortization of bond premium	(2,703,704)
Inflation index adjustment	(145,927)
Increase in accrued expenses	(372,262)
Purchases of long-term investments	(263,957,486)
Purchases of short-term investments	(640,329)
Proceeds from disposition of long-term investments	277,946,757
Proceeds from disposition of short-term investments, net.	2,190,253
Proceeds on swap contracts, net	6,288,322
Proceeds from written options, net	3,860,982
Variation margin paid on futures	(2,113,421)
Variation margin received on centrally cleared swaps	16,662
Net realized gain on investment and foreign currency transactions	(18,138,189)
Net change in unrealized appreciation/ depreciation of investments and foreign currency denominated assets and liabilities	60,291,455

Total adjustments		63,209,199

Net increase in cash from operating activities		$69,696,768

In accordance with U.S. GAAP, the Fund has included a Statement of Cash Flows as a result of its substantial investments in Level 3 securities throughout the period.

See notes to financial statements.

68	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Statement of Cash Flows

NOTES TO FINANCIAL STATEMENTS

September 30, 2013 (unaudited)

NOTE A

Significant Accounting Policies

AllianceBernstein Global High Income Fund, Inc. (the “Fund”) was incorporated under the laws of the State of Maryland on May 20, 1993 and is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (“the Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g. last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	69

Notes to Financial Statements

a security; swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Investments in money market funds are valued at their net asset value each day.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted

70	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Notes to Financial Statements

spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	71

Notes to Financial Statements

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2013:

Investments in Securities	Level 1			Level 2		Level 3		Total
Assets:
Corporates – Non-Investment Grades	$	– 0	–	$794,857,807		$13,294,358		$808,152,165
Corporates – Investment Grades		– 0	–	92,317,776		– 0	–	92,317,776
Collateralized Mortgage Obligations		– 0	–	1,827,875		81,393,548		83,221,423
Governments – Treasuries		– 0	–	62,068,971		4,411,841		66,480,812
Bank Loans		– 0	–	– 0	–	62,770,093		62,770,093
Emerging Markets – Sovereigns		– 0	–	56,128,374		– 0	–	56,128,374
Emerging Markets – Corporate Bonds		– 0	–	54,574,348		1,495,514		56,069,862
Commercial Mortgage-Backed Securities		– 0	–	– 0	–	30,318,014		30,318,014
Preferred Stocks		17,452,424		1,490,624		7,139,656		26,082,704
Quasi-Sovereigns		– 0	–	22,382,901		– 0	–	22,382,901
Governments – Sovereign Agencies		– 0	–	14,526,341		– 0	–	14,526,341
Emerging Markets – Treasuries		– 0	–	1,164,625		12,336,408		13,501,033
Local Governments – Municipal Bonds		– 0	–	12,817,017		– 0	–	12,817,017
Governments – Sovereign Bonds		– 0	–	9,993,907		1,259,325		11,253,232
Asset-Backed Securities		– 0	–	– 0	–	10,367,544		10,367,544
Local Governments – Regional Bonds		– 0	–	5,158,326		– 0	–	5,158,326
Inflation-Linked Securities		– 0	–	3,081,317		– 0	–	3,081,317

72	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Notes to Financial Statements

Investments in Securities	Level 1			Level 2			Level 3		Total
Common Stocks	$	– 0	–	$	– 0	–	$2,616,059		$2,616,059
Options Purchased – Puts		– 0	–		449,908		– 0	–	449,908
Warrants		340			– 0	–	– 0	–#	340
Short-Term Investments:
Investment Company		17,830,575			– 0	–	– 0	–	17,830,575
Governments – Treasuries		– 0	–		– 0	–	634,869		634,869

Total Investments in Securities		35,283,339			1,132,840,117		228,037,229		1,396,160,685
Other Financial Instruments*:
Assets
Credit Default Swaps		– 0	–		4,620,508		– 0	–	4,620,508
Centrally Cleared Credit Default Swaps		– 0	–		509,212		– 0	–	509,212 †
Interest Rate Swaps		– 0	–		2,154,537		– 0	–	2,154,537
Futures		2,152,571			– 0	–	– 0	–	2,152,571 †
Forward Currency Exchange Contracts		– 0	–		808,360		– 0	–	808,360
Liabilities
Credit Default Swaps		– 0	–		(621,838)		– 0	–	(621,838)
Centrally Cleared Interest Rate Swaps		– 0	–		(10,323)		– 0	–	(10,323)†
Interest Rate Swaps		– 0	–		(424,826)		– 0	–	(424,826)
Forward Currency Exchange Contracts		– 0	–		(5,079,565)		– 0	–	(5,079,565)
Written Options		– 0	–		(65,182)		– 0	–	(65,182)

Total^		$37,435,910			$1,134,731,000		$228,037,229		$1,400,204,139

#	Fund held securities with zero market value at period end.

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument. Other financial instruments may also include options written which are valued at market value.

†	Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative appreciation/(depreciation) of futures as reported in the portfolio of investments.

^	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	73

Notes to Financial Statements

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates – Non-Investment Grades		Collateralized Mortgage Obligations		Governments – Treasuries			Bank Loans
Balance as of 3/31/13	$8,076,700		$89,505,183		$	– 0	–	$45,160,948
Accrued discounts/ (premiums)	199,040		468,491			(38,438)		206,643
Realized gain (loss)	(2,305,593)		733,646			– 0	–	171,718
Change in unrealized appreciation/depreciation	2,324,057		(1,402,216)			(1,455,078)		192,280
Purchases	5,944,502		2,037,049			– 0	–	34,510,714
Sales	(1,399,984)		(9,948,605)			– 0	–	(17,472,210)
Reclassification	1,387,669		– 0	–		– 0	–	– 0	–
Transfers into Level 3	– 0	–	– 0	–		5,905,357		– 0	–
Transfers out of Level 3	(932,033)		– 0	–		– 0	–	– 0	–

Balance as of 9/30/13	$13,294,358		$81,393,548			$4,411,841		$62,770,093

Net change in unrealized appreciation/depreciation from investments held as of 9/30/13	$(897,429)		$(1,352,727)			$(1,455,079)		$605,855

	Emerging Markets – Corporate Bonds		Commercial Mortgage – Backed Securities		Preferred Stocks			Emerging Markets – Treasuries
Balance as of 3/31/13	$1,387,669		$39,622,438		$	– 0	–	$14,464,410
Accrued discounts/ (premiums)	– 0	–	90,595			– 0	–	(33,987)
Realized gain (loss)	– 0	–	1,061,408			– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(16,008)		(2,348,935)			289,656		(2,094,015)
Purchases	– 0	–	– 0	–		6,850,000		– 0	–
Sales	– 0	–	(8,107,492)			– 0	–	– 0	–
Reclassification	(1,387,669)		– 0	–		– 0	–	– 0	–
Transfers into Level 3	1,511,522		– 0	–		– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–		– 0	–	– 0	–

Balance as of 9/30/13	$1,495,514		$30,318,014			$7,139,656		$12,336,408

Net change in unrealized appreciation/depreciation from investments held as of 9/30/13	$(16,008)		$(1,214,451)			$289,656		$(2,094,015)

74	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Notes to Financial Statements

	Governments – Sovereign Bonds		Asset – Backed Securities		Common Stocks		Warrants#
Balance as of 3/31/13	$2,061,366		$11,359,557		$3,419,181			$56,160
Accrued discounts/ (premiums)	22,920		97,742		– 0	–		– 0	–
Realized gain (loss)	(525)		129,437		257,925			5,400
Change in unrealized appreciation/depreciation	(175,500)		(574,986)		(353,863)			(56,160)
Purchases	– 0	–	– 0	–	72,675			– 0	–
Sales	(648,936)		(644,206)		(779,859)			(5,400)
Reclassification	– 0	–	– 0	–	– 0	–		– 0	–
Transfers into Level 3	– 0	–	– 0	–	– 0	–		– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–		– 0	–

Balance as of 9/30/13	$1,259,325		$10,367,544		$2,616,059			– 0	–

Net change in unrealized appreciation/depreciation from investments held as of 9/30/13	$(135,040)		$(428,095)		$56,376		$	– 0	–

	Short-Term Investments		Total
Balance as of 3/31/13	– 0	–	$215,113,612
Accrued discounts/ (premiums)	– 0	–	1,013,006
Realized gain (loss)	– 0	–	53,416
Change in unrealized appreciation/depreciation	(5,459)		(5,676,227)
Purchases	640,328		50,055,268
Sales	– 0	–	(39,006,692)
Reclassification	– 0	–	– 0	–
Transfers into Level 3	– 0	–	7,416,879
Transfers out of Level 3	– 0	–	(932,033)

Balance as of 9/30/13^	$634,869		$228,037,229

Net change in unrealized appreciation/depreciation from investments held as of 9/30/13	$(5,459)		$(6,646,416	)*

#	Fund held securities with zero market value at period end.

^	There were di minimis transfers under 1% of net assets during the reporting period.

**	The unrealized appreciation/depreciation is included in net change in unrealized appreciation/depreciation of investments and other financial instruments in the accompanying statement of operations.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	75

Notes to Financial Statements

The following represents information about significant observable inputs related to the Fund with material categories of Level 3 investments at September 30, 2013.

	Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 9/30/2013			Valuation Technique	Unobservable Input	Range/ Weighted Average
Corporates – Non-Investment Grades		$11,256,343		Third Party Vendor	Evaluated Quotes	$ $	0.63-$105.51/ 91.94
		$2,038,015		Qualitative Assessment	Trade Price	$ $	98.54-$99.09/ 98.89
	$	– 0	–	Qualitative Assessment			$0.00/ N/A
Collateralized Mortgage Obligations		$81,393,548		Third Party Vendor	Evaluated Quotes	$ $	10.42-$149.98/ 80.80
Governments – Treasuries		$4,411,841		Indicative Market Quotations	Broker Quote		$0.01/ N/A
Bank Loans		$62,770,093		Third Party Vendor	Vendor Quotes	$ $	90.33-$134.61/ 100.45
Emerging Markets – Corporate Bonds		$1,495,514		Indicative Market Quotations	Broker Quote		$95/ N/A
Commercial Mortgage-Backed Securities		$30,318,014		Third Party Vendor	Evaluated Quotes	$ $	93.04-$110.03/ 103.24
Preferred Stocks		$7,139,656		Indicative Market Quotations	Broker Quote		$1042.29/ N/A
Emerging Markets – Treasuries		$12,336,408		Indicative Market Quotations	Broker Quote	$ $	0.01-$2.65/ 1.37
Governments – Sovereign Bonds		$1,259,325		Indicative Market Quotations	Broker Quote		$0.65/ N/A
Asset-Backed Securities		$10,367,544		Third Party Vendor	Evaluated Quotes	$ $	54.90-$95.12/ 74.42
Common Stocks		$1,136,614		Indicative Market Quotations	Broker Quote	$ $	2.50-$24,225/ 2,655.15
		$1,269,095		Market Approach	EBITDA Projection*		$69.7 million/ N/A
		$201,954		Market Approach	EBITDA Projection*		$45 million/ N/A
		$8,396		Market Approach	EBITDA Projection*		$267.6 million/ N/A
	$	– 0	–	Qualitative Assessment			$0.00/ N/A
Short Term Investments		$634,869		Qualitative Assessment	Trade Price		$0.60/ N /A
Warrants	$	– 0	–	Qualitative Assessment			$0.00/ N/A

*	Earnings Before Interest, Taxes, Depreciation and Amortization

76	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Notes to Financial Statements

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at the rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	77

Notes to Financial Statements

U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation and depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .90% of the Fund’s average weekly net assets. Such fee is accrued daily and paid monthly.

Pursuant to the amended administration agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser, provided, however, that the reimbursement may not exceed .15% annualized of average weekly net assets. For the six months ended September 30, 2013, such fee amounted to $29,606.

78	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Notes to Financial Statements

Under the terms of a Shareholder Inquiry Agency Agreement with AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly owned subsidiary of the Adviser, the Fund reimburses ABIS for costs relating to servicing phone inquiries on behalf of the Fund. During the six months ended September 30, 2013, there was no such reimbursement paid to ABIS.

The Fund may invest in the AllianceBernstein Fixed-Income Shares, Inc.—Government STIF Portfolio (“Government STIF Portfolio”), an open-end management investment company managed by the Adviser. The Government STIF Portfolio is offered as a cash management option to mutual funds and other institutional accounts of the Adviser, and is not available for direct purchase by members of the public. The Government STIF Portfolio pays no investment management fees but does bear its own expenses. A summary of the Fund’s transactions in shares of the Government STIF Portfolio for the six months ended September 30, 2013, is as follows:

Market Value March 31, 2013 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value September 30, 2013 (000)	Dividend Income (000)
$ 20,021	$279,727	$281,917	$17,831	$9

NOTE C

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended September 30, 2013 were as follows:

	Purchases	Sales
Investment securities (excluding U.S. government securities)	$230,934,148	$254,964,907
U.S. government securities	22,815,074	38,354,212

The cost of investments for federal income tax purposes was substantially the same as cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding foreign currency contracts, futures and swap transactions) are as follows:

Gross unrealized appreciation	$98,833,167
Gross unrealized depreciation	(30,307,601)

Net unrealized appreciation	$68,525,566

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	79

Notes to Financial Statements

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended September 30, 2013, the Fund held foreign currency exchange contracts for hedging and non-hedging purposes.

•	Futures

The Fund may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Fund bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Fund may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Fund enters into a future, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the

80	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Notes to Financial Statements

requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Fund to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a future can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the six months ended September 30, 2013, the Fund held futures for hedging purposes.

•	Option Transactions

For hedging and investment purposes, the Fund may purchase and write (sell) put and call options on U.S. and foreign securities, including government securities, and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets. Among other things, the Fund may use options transactions for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions” and may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, for hedging and investment purposes.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Fund on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	81

Notes to Financial Statements

the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund’s selling or buying a security or currency at a price different from the current market value.

The Fund may also invest in options on swaps, also called “swaptions”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based “premium”. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.

During the six months ended September 30, 2013, the Fund held purchased options for hedging purposes.

During the six months ended September 30, 2013, the Fund held written swaptions for hedging purposes.

For the six months ended September 30, 2013, the Fund had the following transactions in written options:

	Number of Contracts		Premiums Received
Options written outstanding as of 3/31/13	– 0	–	$	– 0	–
Options written	198,319,318			1,926,142
Options expired	(171,319,318)			(1,754,084)
Options bought back	(27,000,000)			(172,058)
Options exercised	– 0	–		– 0	–

Options written outstanding as of 9/30/13	– 0	–	$	– 0	–

For the six months ended September 30, 2013, the Fund had the following transactions in written swaptions:

	Notional Amount		Premiums Received
Swaptions written outstanding as of 3/31/13	13,300,000		$192,850
Swaptions written	241,400,000		1,775,470
Swaptions expired	(158,400,000)		(1,587,580)
Swaptions bought back	– 0	–	– 0	–
Swaptions closed	– 0	–	– 0	–

Swaptions written outstanding as of 9/30/13	96,300,000		$380,740

•	Swaps

The Fund may enter into swaps to hedge its exposure to interest rates, credit risk, or currencies. The Fund may also enter into swaps for non-hedging purposes as a means of gaining market exposures including by making direct investments in foreign currencies, as described below under

82	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Notes to Financial Statements

“Currency Transactions”. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Fund in accordance with the terms of the respective swaps to provide value and recourse to the Fund or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap agreement.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Fund accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are (or soon will be) subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities Exchange Commission and Commodity Futures Trading Commission.

At the time the Fund enters into a centrally cleared swap, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	83

Notes to Financial Statements

Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded swaps is generally less than privately negotiated swaps, since the clearinghouse, which is the issuer or counterparty to each exchange-traded swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, the Fund may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

During the six months ended September 30, 2013, the Fund held interest rate swaps for hedging purposes.

Credit Default Swaps:

The Fund may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Fund, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Fund may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap agreement, the Fund receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon interest rate applied to the notional amount. If the Fund is a buyer/(seller) of protection and a

84	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Notes to Financial Statements

credit event occurs, as defined under the terms of the swap agreement, the Fund will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

During the six months ended September 30, 2013, the Fund held credit default swaps for hedging and non-hedging purposes.

Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a buyer of protection and no credit event occurs, it will lose its investment. If the Fund is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received may be less than the Maximum Payout Amount it pays to the buyer, resulting in a loss to the Fund.

Implied credit spreads over Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the market’s assessment of the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced entity’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

At September 30, 2013, the Fund had Sale Contracts outstanding with Maximum Payout Amounts aggregating $63,628,377 with net unrealized appreciation of $4,202,150 and terms ranging from 3 months to 5 years, as reflected in the portfolio of investments.

In certain circumstances, Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Fund for the same reference obligation with the same counterparty.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) or similar master agreements (collectively, “Master Agreements”) with its

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	85

Notes to Financial Statements

OTC derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination.

Various master agreements govern the terms of certain transactions with counterparties, including transactions such as exchange-traded derivative transactions, repurchase and reverse repurchase agreements and certain securities lending transactions. These master agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party. In the event of a default by a Master Agreements counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s Master Agreements may contain provisions for early termination of derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction.

At September 30, 2013 the Fund had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Unrealized appreciation of interest rate swaps	$2,154,537		Unrealized depreciation of interest rate swaps	$ 424,826

Interest rate contracts	Receivable for variation margin on futures	2,152,571	*

86	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Notes to Financial Statements

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts				Payable for variation margin on centrally cleared swaps	$10,323	*

Foreign exchange contracts	Unrealized appreciation of forward currency exchange contracts	$808,360		Unrealized depreciation of forward currency exchange contracts	5,079,565

Credit contracts	Unrealized appreciation of credit default swaps	4,620,508		Unrealized depreciation of credit default swaps	621,838

Credit contracts	Investment in securities, at value	105,859		Options written, at value	65,182

Credit contracts	Receivable for variation margin on centrally cleared swaps	509,212	*

Equity contracts	Investment in securities, at value	344,049	†

Total		$10,695,096			$6,201,734

*	Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative appreciation/(depreciation) of futures as reported in the portfolio of investments.

†	Exchange-traded derivative

The effect of derivative instruments on the statement of operations for the six months ended September 30, 2013:

Derivative Type	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain/(loss) on swaps; Net change in unrealized appreciation/ depreciation of swaps	$684,540	$2,224,013

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	87

Notes to Financial Statements

Derivative Type	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain/(loss) on centrally cleared swaps; Net change in unrealized appreciation/depreciation of centrally cleared swaps	$(122)	$(10,323)

Interest rate contracts	Net realized gain/(loss) on futures; Net change in unrealized appreciation/ depreciation of futures	(3,604,393)	1,785,050

Foreign exchange contracts	Net realized gain/(loss) on foreign currency transactions; Net change in unrealized appreciation/depreciation of foreign currency denominated assets and liabilities	2,570,773	(7,614,359)

Foreign exchange contracts	Net realized gain/(loss) on investment transactions; Net change in unrealized appreciation/depreciation of investment transactions	296,412	– 0	–

Foreign exchange contracts	Net realized gain/(loss) on options written; Net change in unrealized appreciation/depreciation of options written	1,892,662	– 0	–

Credit contracts	Net realized gain/(loss) on investment transactions; Net change in unrealized appreciation/depreciation of investment transactions	(116,085)	(407,224)

88	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Notes to Financial Statements

Derivative Type	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives		Change in Unrealized Appreciation or (Depreciation)
Credit contracts	Net realized gain/(loss) on swaps; Net change in unrealized appreciation/ depreciation of swaps	$9,827,378		$(4,903,703)

Credit contracts	Net realized gain/(loss) on centrally cleared swaps; Net change in unrealized appreciation/depreciation of centrally cleared swaps	– 0	–	509,212

Credit Contracts	Net realized gain/(loss) on options written; Net change in unrealized appreciation/depreciation of options written	1,587,580		145,066

Equity contracts	Net realized gain/(loss) on investment transactions; Net change in unrealized appreciation/depreciation of investment transactions	(1,769,924)		185,359

Total		$11,368,821		$(8,086,909)

The following table represents the volume of the Fund’s derivative transactions during the six months ended September 30, 2013:

Centrally Cleared Credit Default Swaps:
Average notional amount.	$28,430,000	(a)

Centrally Cleared Interest Rate Swaps:
Average notional amount.	$28,637,406

Credit Default Swaps:
Average notional amount of buy contracts	$14,324,346
Average notional amount of sale contracts	$106,444,394

Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$88,612,802
Average principal amount of sale contracts	$344,690,071

Futures:
Average principal amount of buy contracts	$316,640,321

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	89

Notes to Financial Statements

Interest Rate Swaps:
Average notional amount	$420,537,202

Purchased Options:
Average monthly cost.	$1,179,186

(a)	Positions were open for two months during the period.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

The following tables present the Fund’s derivative assets and liabilities and reverse repurchase agreements (“RVP”) by counterparty net of amounts available for offset under Master Agreements (“MA”) and net of the related collateral received/pledged by the Fund as of September 30, 2013:

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset	Collateral Received	Net Amount of Derivatives Assets
Bank of America, N.A.	$494,459	$(616)	$(379,748)	$114,095
Barclays Bank PLC	1,079,227	(250,770)	(313,342)	515,115
BNP Paribas	76,710	(76,710)	– 0	–	– 0	–
Brown Brothers Harriman	67,360	(88)	– 0	–	67,272
Citibank, N.A.	180,223	(180,223)	– 0	–	– 0	–
Credit Suisse	2,575,978	(428,568)	(2,147,410)	– 0	–
Deutsche Bank AG	14,398	(14,398)	– 0	–	– 0	–
Goldman Sachs Bank USA	1,716,714	(516,870)	(670,069)	529,775
JPMorgan Chase Bank, N.A.	398,523	(398,523)	– 0	–	– 0	–
Morgan Stanley	210,938	(210,938)	– 0	–	– 0	–
Royal Bank of Scotland	50,662	(43,389)	– 0	–	7,273
Standard Chartered Bank	397,713	(152,837)	– 0	–	244,876
UBS	426,359	(426,359)	– 0	–	– 0	–

Total	$7,689,264	$(2,700,289)	$(3,510,569)	$1,478,406

Counterparty	Derivative Liabilities & RVP Subject to a MA	Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivatives & RVP Liabilities
Bank of America, N.A.	$616	$(616)	$	– 0	–	$	– 0	–
Barclays Bank PLC	250,770	(250,770)	– 0	–	– 0	–
Barclays Capital Inc.	32,459,623	– 0	–	(31,696,963)	762,660
BNP Paribas	1,218,243	(76,710)	– 0	–	1,141,533
Brown Brothers Harriman	88	(88)	– 0	–	– 0	–
Citibank, N.A.	1,395,293	(180,223)	– 0	–	1,215,070
Credit Suisse	428,568	(428,568)	– 0	–	– 0	–
Credit Suisse Securities (USA) LLC	38,585,907	– 0	–	(37,762,699)	823,208

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Notes to Financial Statements

Counterparty	Derivative Liabilities & RVP Subject to a MA	Derivatives Available for Offset		Collateral Pledged			Net Amount of Derivatives & RVP Liabilities
Deutsche Bank AG	$420,441	$(14,398)		$	– 0	–	$406,043
Deutsche Securities Inc	22,908,203	– 0	–		(22,908,203	)*	– 0	–
Goldman Sachs Bank USA	516,870	(516,870)			– 0	–	– 0	–
HSBC Bank USA	3,422,013	– 0	–		(3,422,013	)*	– 0	–
ING Bank Bank N.V	4,509,220	– 0	–		(4,509,220	)*	– 0	–
JPMorgan Chase Bank, N.A.	16,780,749	(398,523)			(16,128,268)		253,958
Morgan Stanley	433,506	(210,938)			(222,568	)*	– 0	–
Royal Bank of Scotland	43,389	(43,389)			– 0	–	– 0	–
Standard Chartered Bank	152,837	(152,837)			– 0	–	– 0	–
UBS	1,284,736	(426,359)			(858,377	)*	– 0	–

Total	$124,811,072	$(2,700,289)			$(117,508,311)		$4,602,472

*	The actual collateral pledged is more than the amount reported due to overcollateralization.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

3. Reverse Repurchase Agreements

Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing liquid assets having a value at least equal to the repurchase price. For the six months ended September 30, 2013, the average amount of reverse repurchase agreements outstanding was $237,635,248 and the daily weighted average interest rate was (0.21)%. During the period, the Fund received net interest payments from counterparties.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	91

Notes to Financial Statements

4. Loan Participations and Assignments

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or by buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). A loan is often administered by a bank or other financial institution (the “Lender”) that acts as agent for all holders. The agent administers the terms of the loan as specified in the loan agreement. When investing in Participations, the Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. In addition, when investing in Participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender and only upon receipt of payments by the Lender from the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the Lender. When the Fund purchases Assignments from Lenders, it will typically acquire direct rights against the borrower on the loan. These loans may include participations in “bridge loans”, which are loans taken out by borrowers for a short period (typically less than six months) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high-yield bonds issued for the purpose of acquisitions. The Fund may also participate in unfunded loan commitments, which are contractual obligations for investing in future Participations, and receive a commitment fee based on the amount of the commitment. Under these arrangements, the Fund may receive a fixed rate commitment fee and, if and to the extent the borrower borrows under the facility, the Fund may receive an additional funding fee.

Unfunded loan commitments and funded loans are marked to market daily.

As of September 30, 2013, the Fund had no unfunded loan commitments outstanding.

As of September 30, 2013, the fund had the following bridge loan commitments outstanding:

Loan	Unfunded Loan Participation Commitments	Funded
Hudson Bay, LIBOR + 7.00%, 8/15/14	$3,000,000	$	– 0	–
Nielsen Finance LLC, LIBOR, 2/24/14	4,500,000		– 0	–
Smithfield Foods, Inc., LIBOR, 11/29/13	4,500,000		– 0	–

During the six months ended September 30, 2013, the Fund received commitment fees or additional funding fees in the amount of $67,812.

92	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Notes to Financial Statements

NOTE D

Capital Stock

During the six months ended September 30, 2013 the Fund issued 77,899 shares in connection with the Fund’s dividend reinvestment plan. During the year ended March 31, 2013 the Fund issued 596,467 shares in connection with the Fund’s dividend reinvestment plan.

NOTE E

Risks Involved in Investing in the Fund

Interest Rate Risk and Credit Risk—Interest rate risk is the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of the Fund’s investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit risk rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as “junk bonds”) have speculative elements or are predominantly speculative risks.

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise. For example, a fixed-income security with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%.

Mortgage-Backed and/or Other Asset-Backed Securities Risk—Investments in mortgage-backed and other asset-backed securities are subject to certain additional risks. The value of these securities may be particularly sensitive to changes in interest rates. These risks include “extension risk”, which is the risk that, in periods of rising interest rates, issuers may delay the payment of principal, and “prepayment risk”, which is the risk that in periods of falling interest rates, issuers may pay principal sooner than expected, exposing the Fund to a lower rate of return upon reinvestment of principal. Mortgage-backed securities offered by non-governmental issuers and other asset-backed securities may be subject to other risks, such as higher rates of default in the mortgages or assets backing the securities or risks associated with the nature and servicing of mortgages or assets backing the securities.

Foreign Securities Risk—Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign currency exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	93

Notes to Financial Statements

many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies and the U.S. government.

Foreign investment risk may be particularly high to the extent the Fund invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign (non-U.S.) countries.

Currency Risk—This is the risk that changes in foreign currency exchange rates may negatively affect the value of the Fund’s investments or reduce the returns of the Fund. For example, the value of the Fund’s investments in foreign currency-denominated securities or currencies may decrease if the U.S. Dollar is strong (i.e., gaining value relative to other currencies) and other currencies are weak (i.e., losing value relative to the U.S. Dollar). Currency markets are generally not as regulated as securities markets. Independent of the Fund’s investments in securities denominated in foreign currencies, the Fund’s positions in various foreign currencies may cause the Portfolio to experience investment losses due to the changes in exchange rates and interest rates.

Derivatives Risk—The Fund may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected in the statement of assets and liabilities.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Leverage Risk—The Fund may utilize leverage through borrowings or the investment techniques of reverse repurchase agreements and dollar rolls. Reverse repurchase agreements and dollar rolls are speculative techniques and the proceeds from these transactions may be used, similar to borrowings by the Fund, for investment purposes.

Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining. The risks of leverage also include potentially a higher volatility of the NAV of the Common Stock, potentially more volatility in the market value of

94	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Notes to Financial Statements

the Common Stock and the relatively greater effect on the NAV of the Common Stock caused by the favorable or adverse changes in portfolio security values or currency exchange rates. In addition, changes in the interest rate environment can increase or decrease shareholder returns. The Fund maintains asset coverage of at least 300% with respect to borrowings.

To the extent that the current interest rate on the Fund’s indebtedness approaches the net return on the leveraged portion of the Fund’s investment portfolio, then the benefit to the shareholders will be reduced. If the rate on indebtedness were to exceed the net return on the same portion of the portfolio, then this would result in a lower rate of return for the shareholders. Similarly, the use of leverage in a declining market can advance the decrease of the Fund’s NAV more so than if the Fund were not leveraged, which would likely be reflected in a greater decline in the market price for shares of Common Stock than if the Fund were not leveraged. In extreme cases, if the Fund’s current investment income were not sufficient to meet interest payments on indebtedness or if the Fund failed to maintain the asset coverage required by the 1940 Act, then it could be necessary for the Fund to liquidate certain investments at a time when it may be disadvantageous to do so. The use of derivative instruments by the Fund, such as forwards, futures, options and swaps, may result in a form of leverage.

NOTE F

Distributions to Shareholders

The tax character of distributions paid for the year ending March 31, 2014 will be determined at the end of the current fiscal year.

The tax character of distributions paid during the fiscal years ended March 31, 2013 and March 31, 2012 were as follows:

	2013	2012
Distributions paid from:
Ordinary income	$117,708,724	$129,739,296
Long-term capital gains	6,067,305	– 0	–
Total taxable distributions	123,776,029	129,739,296

Total distributions paid	$123,776,029	$129,739,296

As of March 31, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$22,614,078
Undistributed capital gain	10,793,667
Accumulated capital and other losses	(4,492,036	)(a)
Unrealized appreciation/(depreciation)	128,010,813	(b)

Total accumulated earnings/(deficit)	$156,926,522	(c)

(a)	During the fiscal year, the Fund utilized $720,063 of capital loss carryforwards to offset current year net realized gains. As of March 31, 2013, the cumulative deferred loss on straddles was $4,492,036.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	95

Notes to Financial Statements

(b)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax treatment of swaps and the realization for tax purposes of gains/losses on certain derivative instruments.

(c)	The difference between book-basis and tax-basis components of accumulated earnings/ (deficit) is attributable primarily to the tax treatment of interest on defaulted securities.

For tax purposes, net capital losses may be carried over to offset future capital gains, if any. Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an indefinite period. These post-enactment capital losses must be utilized prior to the pre-enactment capital losses, which are subject to expiration. Post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered short-term as under previous regulation.

NOTE G

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

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Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected Data For A Share of Capital Stock Outstanding Throughout Each Period

Six Months Ended September 30, 2013 (unaudited)	Year Ended March 31,
2013	2012	2011	2010	2009

Net asset value, beginning of period	$ 15.70	$ 14.81	$ 15.48	$ 14.47	$ 9.58	$ 13.81

Income From Investment Operations
Net investment income(a)	.56	1.21	1.23	1.30	1.19	1.06
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.49)	1.12	(.38)	.91	4.84	(3.76)
Contributions from Adviser	– 0	–	– 0	–	.00	(b)	.00	(b)	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.07	2.33	.85	2.21	6.03	(2.70)

Less: Dividends and Distributions
Dividends from net investment income	(.60)	(1.37)	(1.52)	(1.20)	(1.14)	(1.10)
Distributions from net realized gain on investment and foreign currency transactions	– 0	–	(.07)	– 0	–	– 0	–	– 0	–	(.43)

Total dividends and distributions	(.60)	(1.44)	(1.52)	(1.20)	(1.14)	(1.53)

Net asset value, end of period	$ 15.17	$ 15.70	$ 14.81	$ 15.48	$ 14.47	$ 9.58

Market value, end of period	$ 15.03	$ 16.33	$ 15.02	$ 14.90	$ 14.23	$ 8.29

Premium/(Discount), end of period	(0.92)%	4.01%	1.42%	(3.75)%	(1.66)%	(13.47)%
Total Return
Total investment return based on:(c)
Market value	(4.19)%	19.40%	11.88%	13.83	%*	88.70%	(25.76)%
Net asset value	0.59%	16.42%	6.18%	16.30	%*	66.05%	(18.61)%

See footnote summary on page 98.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	97

Financial Highlights

Selected Data For A Share of Capital Stock Outstanding Throughout Each Period

	Six Months Ended September 30, 2013 (unaudited)		Year Ended March 31,
			2013	2012	2011	2010	2009

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,308,244		$1,352,232	$1,267,204	$1,318,652	$1,232,796	$731,003
Ratio to average net assets of:
Expenses	.98	%(d)	.98%	.98%	1.01%	1.09%	1.07%
Expenses, excluding interest expense	.96	%(d)	.97%	.96%	.97%	1.01%	1.01%
Expenses, excluding interest and TALF administration fee	.96	%(d)	.97%	.96%	.97%	1.00%	1.07%
Net investment income	7.29	%(d)	8.00%	8.33%	8.76%	9.44%	9.10%
Portfolio turnover rate	21%		38%	26%	52%	38%	40%

(a)	Based on average shares outstanding.

(b)	Amount is less than $0.005.

(c)	Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s Dividend Reinvestment Plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods. Total investment return calculated for a period of less than one year is not annualized.

(d)	Annualized.

*	Includes the impact of proceeds received and credited to the Fund resulting from the class actions settlements, which enhanced the Fund’s performance for the year ended March 31, 2011 by 0.01%.

See notes to financial statements.

98	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Financial Highlights

BOARD OF DIRECTORS

William H. Foulk, Jr.(1), Chairman

John H. Dobkin(1)

Michael J. Downey(1)

D. James Guzy(1)

Nancy P. Jacklin(1)

Robert M. Keith, President and Chief Executive Officer

Garry L. Moody(1)

Marshall C. Turner, Jr.(1)

Earl D. Weiner(1)

OFFICERS

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer

Paul J. DeNoon(2), Vice President

Marco G. Santamaria(2), Vice President

Emilie D. Wrapp, Secretary

Joseph J. Mantineo, Treasurer and Chief Financial Officer

Stephen M. Woetzel, Controller

Administrator

AllianceBernstein, L.P.

1345 Avenue of the Americas

New York, NY 10105

Custodian and Accounting Agent

Brown Brothers Harriman & Co.

40 Water Street

Boston, MA 02109

Dividend Paying Agent,

Transfer Agent and Registrar

Computershare Trust Company, N.A.

P.O. Box 43010

Providence, RI 02940-3010

Independent Registered Public Accounting Firm Ernst & Young LLP 5 Times Square New York, NY 10036 Legal Counsel Seward & Kissel LLP One Battery Park Plaza New York, NY 10004

(1)	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee. Mr. Foulk is the sole member of the Fair Value Pricing Committee.

(2)	The day-to-day management of, and investment decisions for, the Fund’s portfolio are made by the Global Fixed-Income: Emerging Market Investment Team. While all members of the team work jointly to determine the majority of the investment strategy including stock selection for the Fund, Messrs. Paul J. DeNoon, Douglas J. Peebles, Marco G. Santamaria and Matthew S. Sheridan, members of the Global Fixed-Income: Emerging Market Investment Team, are primarily responsible for the day-to-day management of the Fund’s portfolio.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may purchase from time to time at market prices shares of its Common Stock in the open market.

This report, including the financial statements herein, is transmitted to the shareholders of AllianceBernstein Global High Income Fund for their information. The financial information included herein is taken from the records of the Fund. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

Annual Certifications—As required, on May 13, 2013, the Fund submitted to the New York Stock Exchange (“NYSE”) the annual certification of the Fund’s Chief Executive Officer certifying that he is not aware of any violation of the NYSE’s Corporate Governance listing standards. The Fund also has included the certifications of the Fund’s Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act of 2002 as exhibits to the Fund’s Form N-CSR filed with the Securities and Exchange Commission for the reporting period.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	99

Board of Directors

SUMMARY OF GENERAL INFORMATION

Shareholder Information

The Fund distributes its daily net asset value (NAV) to various financial publications or independent organizations such as Lipper, Inc., Morningstar, Inc. and Bloomberg.

Weekly comparative net asset value and market price information about the Fund is published each Monday in The Wall Street Journal, each Saturday in Barron’s and other newspapers in a table called “Closed-End Funds.” Daily net asset value information and market price information and additional information regarding the Fund is available at www.alliancebernstein.com and at www.nyse.com.

Dividend Reinvestment Plan

If your shares are held in your own name, you will automatically be a participant in the Plan unless you elect to receive cash. If your shares are held in nominee or street name through a broker or nominee who provides this service, you will also automatically be a participant in the Plan. If your shares are held in the name of a broker or nominee who does not provide this service, you will need to instruct them to participate in the Plan on your behalf or your distributions will not be reinvested. In such case, you will receive your distributions in cash.

For questions concerning shareholder account information, or if you would like a brochure describing the Dividend Reinvestment Plan, please call Computershare Trust Company, N.A. at (800) 219-4218.

100	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Summary of General Information

THIS PAGE IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

ALLIANCEBERNSTEIN FAMILY OF FUNDS

US Equity

US Core

Core Opportunities Fund

Growth & Income Fund

Select US Equity Portfolio

US Growth

Discovery Growth Fund

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

US Value

Discovery Value Fund

Equity Income Fund

Value Fund

International/Global Equity

International/Global Core

Global Thematic Growth Fund

International Portfolio

Tax-Managed International Portfolio

International/Global Growth

International Discovery Equity Portfolio

International Growth Fund

International/Global Value

Global Value Fund

International Value Fund

Fixed Income

Municipal

High Income Municipal Portfolio

Intermediate California Portfolio

Intermediate Diversified Portfolio

Intermediate New York Portfolio

Municipal Bond Inflation Strategy

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Michigan Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

Fixed Income (continued)

Taxable

Bond Inflation Strategy

Global Bond Fund

High Income Fund

Intermediate Bond Portfolio

Limited Duration High Income Portfolio

Short Duration Portfolio

Alternatives

Dynamic All Market Fund

Global Real Estate Investment Fund

Global Risk Allocation Fund

Market Neutral Strategy-Global

Market Neutral Strategy-U.S.

Real Asset Strategy

Select US Long/Short Portfolio

Unconstrained Bond Fund

Asset Allocation/Multi-Asset

Multi-Asset

Emerging Markets Multi-Asset Portfolio

Retirement Strategies

2000 Retirement Strategy

2005 Retirement Strategy

2010 Retirement Strategy

2015 Retirement Strategy

2020 Retirement Strategy

2025 Retirement Strategy

2030 Retirement Strategy

2035 Retirement Strategy

2040 Retirement Strategy

2045 Retirement Strategy

2050 Retirement Strategy

2055 Retirement Strategy

Wealth Strategies

Balanced Wealth Strategy

Conservative Wealth Strategy

Wealth Appreciation Strategy

Tax-Managed Conservative Wealth Strategy

Tax-Managed Wealth Appreciation Strategy

Closed-End Funds

Alliance California Municipal Income Fund

Alliance New York Municipal Income Fund

AllianceBernstein Global High Income Fund

AllianceBernstein Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Exchange Reserves, which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds. An investment in Exchange Reserves is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.alliancebernstein.com or contact your AllianceBernstein investments representative. Please read the prospectus and/or summary prospectus carefully before investing.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	101

AllianceBernstein Family of Funds

NOTES

102	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

NOTES

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	103

NOTES

104	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

NOTES

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	105

NOTES

106	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

NOTES

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	107

NOTES

108	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Privacy Notice (This information is not part of the Shareholder Report.)

AllianceBernstein and its affiliates (collectively “AllianceBernstein”) understand the importance of maintaining the confidentiality of their clients’ nonpublic personal information. Nonpublic personal information is personally identifiable financial information about our clients who are natural persons. To provide financial products and services to our clients, we may collect information about clients from a variety of sources, including: (1) account documentation, including applications or other forms, which may include information such as a client’s name, address, phone number, social security number, assets, income and other household information, (2) client transactions with us and others, such as account balances and transactions history, and (3) information from visitors to our websites provided through online forms, site visitorship data and online information-collecting devices known as “cookies.”

It is our policy not to disclose nonpublic personal information about our clients, or former clients (collectively “clients”), except to our affiliates, or to others as permitted or required by law. From time to time, we may disclose nonpublic personal information that we collect about our clients to non-affiliated third parties, including those that perform transaction processing or servicing functions, those that provide marketing services for us or on our behalf pursuant to a joint marketing agreement or those that provide professional services to us under a professional services agreement, all of which require the third party provider to adhere to our privacy policy. We have policies and procedures to safeguard nonpublic personal information about our clients that include restricting access to nonpublic personal information and maintaining physical, electronic and procedural safeguards which comply with applicable standards.

It is also our policy to prohibit the sharing of our clients’ personal information among our affiliated group of investment, brokerage, service and insurance companies for the purpose of marketing their products or services to clients, except as permitted by law. This information includes, but is not limited to, a client’s income and account history.

We have policies and procedures to ensure that certain conditions are met before an AllianceBernstein affiliated company may use information obtained from another affiliate to solicit clients for marketing purposes.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

1345 Avenue of the Americas

New York, NY 10105

800.221.5672

GHI-0152-0913

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant’s code of ethics is filed herewith as Exhibit 12(a)(1).

(b) During the period covered by this report, no material amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Directors has determined that independent directors Garry L. Moody and William H. Foulk, Jr. qualify as audit committee financial experts.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6. SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Global High Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	November 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	November 22, 2013

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	November 22, 2013